JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Communication Services Sector Fund
COMMON STOCKS 99.8%
Communication Services 99.8%
A T N International Limited	2	141
Activision Blizzard, Inc.	50	2,644
Alphabet Inc. - Class A (a)	14	16,916
Alphabet Inc. - Class C (a)	15	17,812
Altice USA, Inc. - Class A (a)	31	882
AMC Entertainment Holdings, Inc. - Class A (b)	11	120
AMC Networks, Inc. - Class A (a)	10	473
ANGI Homeservices Inc. (a) (b)	15	105
Anterix Inc. (a)	3	103
AT&T Inc.	194	7,332
Bandwidth Inc. - Class A (a) (b)	3	210
Boingo Wireless, Inc. (a)	9	103
Boston Omaha Corporation - Class A (a) (b)	2	36
Cable One, Inc.	1	713
Care.com Inc. (a)	7	68
Cargurus Inc. - Class A (a) (b)	16	496
Cars.com Inc. (a)	14	129
CBS Corporation - Class B	26	1,068
CenturyLink Inc.	107	1,337
Charter Communications, Inc. - Class A (a)	10	4,032
Cincinnati Bell Inc. (a)	10	50
Cinemark Holdings, Inc. (b)	16	620
Clear Channel Outdoor Holdings, Inc. (a)	82	207
Cogent Communications Group, Inc.	9	520
Comcast Corporation - Class A	157	7,083
comScore, Inc. (a)	10	19
Consolidated Communications Holdings Inc.	15	73
Discovery, Inc. - Class A (a) (b)	22	593
Discovery, Inc. - Class C (a)	34	835
Dish Network Corporation - Class A (a)	25	856
Electronic Arts Inc. (a)	20	1,998
Emerald Expositions Events, Inc.	5	53
Entercom Communications Corp. - Class A (b)	27	92
Entravision Communications Corporation - Class A	14	43
Eventbrite, Inc. - Class A (a) (b)	8	142
EW Scripps Co. - Class A	11	141
Facebook, Inc. - Class A (a)	122	21,802
Fluent Inc. (a) (b)	8	22
Fox Corporation - Class A	31	962
Fox Corporation - Class B	21	654
Frontier Communications Corporation (a) (b)	23	20
Gannett Co., Inc.	25	271
GCI Liberty, Inc. - Class A (a)	11	709
Globalstar, Inc. (a) (b)	137	57
Glu Mobile Inc. (a)	25	126
Gogo LLC (a) (b)	12	73
Gray Television Inc. (a)	20	334
Hemisphere Media Group, Inc. - Class A (a)	4	46
IAC/InterActiveCorp (a)	6	1,259
IMAX Corporation (a)	12	265
Interpublic Group of Cos. Inc.	40	859
Iridium Communications Inc. (a)	24	501
John Wiley & Sons Inc. - Class A	10	440
Liberty Braves Group - Class A (a)	2	52
Liberty Braves Group - Class C (a)	8	220
Liberty Broadband Corp. - Class C (a)	9	991
Liberty Global PLC - Class A (a)	21	529
Liberty Global PLC - Class C (a)	35	839
Liberty Latin America Ltd. - Class A (a)	10	169
Liberty Latin America Ltd. - Class C (a)	26	440
Liberty Media Corp. - Class C (a)	21	861
Liberty SiriusXM Group - Class A (a)	14	590
Liberty SiriusXM Group - Class C (a)	19	789
Liberty TripAdvisor Holdings Inc. - Class A (a)	16	150

	Shares/Par[1]	Value ($)
Lions Gate Entertainment Corp. - Class A (b)	13	119
Lions Gate Entertainment Corp. - Class B	25	216
Live Nation Inc. (a)	14	915
Loral Spacecom Corporation (a)	3	112
Marcus Corp.	5	169
Meredith Corporation (b)	9	320
MSG Networks Inc. - Class A (a) (b)	14	219
National CineMedia Inc.	14	111
Netflix, Inc. (a)	23	6,022
New Media Investment Group Inc. (b)	12	109
New York Times Co. - Class A	21	601
News Corporation - Class A	52	730
Nexstar Media Group, Inc. - Class A (b)	7	669
Omnicom Group Inc.	17	1,327
ORBCOMM Inc. (a) (b)	17	80
QuinStreet, Inc. (a) (b)	9	119
Rosetta Stone Inc. (a)	5	78
Scholastic Corp.	7	248
Shenandoah Telecommunications Company (b)	10	329
Sinclair Broadcast Group Inc. - Class A	12	511
Sirius XM Holdings Inc. (b)	156	975
Snap Inc. - Class A (a) (b)	69	1,094
Spok Holdings, Inc.	4	50
Sprint Corporation (a)	177	1,095
Take-Two Interactive Software Inc. (a)	10	1,197
TechTarget, Inc. (a)	5	120
TEGNA Inc.	39	602
Telephone & Data Systems Inc.	22	561
The Madison Square Garden Company - Class A (a)	2	548
T-Mobile US Inc. (a)	33	2,630
Tribune Publishing Company, LLC	3	29
TripAdvisor Inc. (a)	15	596
Truecar, Inc. (a)	18	61
Twitter, Inc. (a)	50	2,053
US Cellular Corp. (a)	3	108
Verizon Communications Inc.	118	7,134
Viacom Inc. - Class B	33	803
Vonage Holdings Corp. (a)	49	558
Walt Disney Co.	82	10,650
WideOpenWest, Inc. (a)	5	33
World Wrestling Entertainment, Inc. - Class A (b)	8	561
Yelp Inc. - Class A (a)	15	537
Zayo Group Holdings, Inc. (a)	45	1,522
Zillow Group, Inc. - Class C (a) (b)	17	511
Zynga Inc. - Class A (a)	113	656
Total Common Stocks (cost $140,630)		149,763
SHORT TERM INVESTMENTS 3.2%
Securities Lending Collateral 2.5%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (c) (d)	3,759	3,759
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 1.86% (c) (d)	922	922
U.S. Treasury Bill 0.1%
Treasury, United States Department of
1.94%, 12/12/19 (e)	80	80
Total Short Term Investments (cost $4,761)		4,761
Total Investments 103.0% (cost $145,391)		154,524
Other Derivative Instruments 0.0%		4
Other Assets and Liabilities, Net (3.0)%		(4,455)
Total Net Assets 100.0%		150,073

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2019.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

(e) The coupon rate represents the yield to maturity.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

JNL/Mellon Communication Services Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Communication Services Select Sector Index	6	December 2019	393	4	(3)

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Discretionary Sector Fund
COMMON STOCKS 99.8%
Consumer Discretionary 99.8%
1-800-Flowers.Com, Inc. - Class A (a)	11	156
Aaron's, Inc.	28	1,772
Abercrombie & Fitch Co. - Class A (b)	27	428
Acushnet Holdings Corp.	13	352
Adient Public Limited Company	37	852
Adtalem Global Education Inc. (a)	24	911
Advance Auto Parts, Inc.	30	4,881
Amazon.com, Inc. (a)	173	300,731
American Axle & Manufacturing Holdings, Inc. (a)	47	384
American Eagle Outfitters, Inc.	67	1,079
American Outdoor Brands Corporation (a) (b)	24	140
American Public Education, Inc. (a)	7	162
America's Car Mart, Inc. (a)	2	222
Aptiv PLC (c)	107	9,323
Aramark	102	4,453
Asbury Automotive Group, Inc. (a)	8	836
At Home Group, Inc. (a) (b)	20	189
Autoliv, Inc.	34	2,691
AutoNation, Inc. (a)	22	1,118
AutoZone, Inc. (a)	10	11,046
BBX Capital Corporation - Class A	28	131
Beazer Homes USA, Inc. (a)	14	210
Bed Bath & Beyond Inc. (b)	57	602
Best Buy Co., Inc.	100	6,914
Big Lots, Inc.	17	410
Biglari Holdings Inc. - Class B (a)	—	35
BJ's Restaurants, Inc. (b)	9	360
Bloomin' Brands, Inc. (b)	36	687
Booking Holdings Inc. (a)	18	35,195
Boot Barn Holdings, Inc. (a) (b)	12	431
BorgWarner Inc.	86	3,161
Boyd Gaming Corp.	35	827
Bright Horizons Family Solutions Inc. (a)	24	3,644
Brinker International Inc. (b)	15	643
Brunswick Corp.	36	1,863
Buckle Inc. (b)	13	268
Burlington Stores Inc. (a)	27	5,481
Caesars Entertainment Corp. (a)	220	2,561
Caleres Inc.	19	446
Callaway Golf Co.	37	714
Camping World Holdings, Inc. - Class A (b)	15	131
Capri Holdings Limited (a)	63	2,089
Career Education Corp. (a)	29	453
Carmax Inc. (a)	69	6,035
Carnival Plc	174	7,626
Carriage Services Inc. (b)	8	164
Carrols Restaurant Group, Inc. (a)	15	127
Carter's Inc.	19	1,703
Carvana Co. - Class A (a) (b)	19	1,277
Cato Corp. - Class A (b)	10	178
Cavco Industries Inc. (a)	4	674
Century Communities Inc. (a)	10	305
Cheesecake Factory Inc. (b)	18	740
Chegg, Inc. (a) (b)	44	1,330
Chico's FAS Inc.	56	224
Childrens Place Retail Stores Inc. (b)	7	526
Chipotle Mexican Grill Inc. (a)	11	9,140
Choice Hotels International Inc.	15	1,315
Churchill Downs Inc.	15	1,819
Chuy's Holdings Inc. (a)	7	185
Citi Trends, Inc.	5	97
Columbia Sportswear Co.	13	1,232
Conn's Inc. (a) (b)	7	172
Container Store Group Inc. (a)	9	38
Cooper Tire & Rubber Co. (b)	21	551
Cooper-Standard Holdings Inc. (a)	7	286
Core-Mark Holding Co. Inc.	19	619
Cracker Barrel Old Country Store, Inc. (b)	9	1,392
Crocs Inc. (a)	26	724
D.R. Horton, Inc.	147	7,732
Dana Holding Corp.	59	855
	Shares/Par[1]	Value ($)
Darden Restaurants Inc.	51	6,046
Dave & Buster's Entertainment Inc. (b)	15	568
Deckers Outdoor Corp. (a)	12	1,796
Del Taco Restaurants Inc. (a)	13	132
Delphi Technologies PLC	37	497
Denny's Corporation (a)	26	584
Designer Brands Inc. - Class A (b)	26	437
Dick's Sporting Goods Inc. (b)	28	1,155
Dillard's Inc. - Class A (b)	5	314
Dine Brands Global Inc.	7	533
Dollar General Corp.	107	17,033
Dollar Tree Inc. (a)	98	11,221
Domino's Pizza, Inc.	16	3,925
Dorman Products Inc. (a)	12	928
Duluth Holdings Inc. - Class B (a) (b)	8	71
Dunkin' Brands Group Inc.	34	2,696
eBay Inc.	343	13,385
El Pollo Loco Holdings Inc. (a)	10	112
Eldorado Resorts, Inc. (a) (b)	27	1,090
Ethan Allen Interiors Inc.	11	213
ETSY, Inc. (a)	49	2,783
Everi Holdings Inc. (a)	29	247
Expedia Group, Inc.	58	7,805
Express, Inc. (a)	29	101
Extended Stay America, Inc. - Class B	79	1,154
Fiesta Restaurant Group, Inc. (a) (b)	11	113
Five Below, Inc. (a)	23	2,921
Floor & Decor Holdings Inc. (a)	28	1,424
Foot Locker Inc.	46	2,001
Ford Motor Co.	1,622	14,859
Fossil Group, Inc. (a) (b)	20	246
Fox Factory Holding Corp. (a)	16	973
Frontdoor, Inc. (a)	35	1,682
GameStop Corp. - Class A (b)	42	233
Gap Inc.	94	1,630
Garmin Ltd.	55	4,638
Garrett Motion Inc. (a)	31	304
General Motors Company	529	19,812
Genesco Inc. (a)	7	267
Gentex Corp.	105	2,898
Gentherm Incorporated (a)	14	589
Genuine Parts Co.	60	6,017
G-III Apparel Group, Ltd. (a)	17	449
Golden Entertainment, Inc. (a) (b)	9	113
Goodyear Tire & Rubber Co.	96	1,388
Gopro Inc. - Class A (a) (b)	50	258
Graham Holdings Co.	2	1,211
Grand Canyon Education, Inc. (a)	20	1,973
Green Brick Partners Inc. (a)	11	121
Group 1 Automotive Inc.	7	646
Groupon Inc. - Class A (a)	195	518
GrubHub Inc. (a) (b)	38	2,123
Guess Inc. (b)	21	393
H & R Block, Inc.	84	1,994
Hamilton Beach Brands Holding Company	3	53
HanesBrands Inc.	148	2,274
Harley-Davidson Inc.	65	2,348
Hasbro Inc.	49	5,874
Haverty Furniture Cos. Inc.	8	163
Helen of Troy Ltd (a)	10	1,651
Hibbett Sports Inc. (a) (b)	8	192
Hilton Grand Vacations Inc. (a)	37	1,184
Hilton Worldwide Holdings Inc.	114	10,652
Home Depot Inc.	455	105,670
Hooker Furniture Corp.	5	99
Houghton Mifflin Harcourt Company (a)	46	247
Installed Building Products, Inc. (a)	9	514
International Speedway Corp. - Class A	10	446
iRobot Corp. (a) (b)	12	724
J.C. Penney Co. Inc. (a) (b)	132	117
Jack in the Box Inc.	10	891
Johnson Outdoors Inc. - Class A	3	155
K12 Inc. (a)	15	392
KB Home	32	1,079
Kohl's Corp.	68	3,355

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Kontoor Brands, Inc.	20	714
Lands' End, Inc. (a)	5	56
Las Vegas Sands Corp.	144	8,344
Laureate Education Inc. - Class A (a)	39	640
La-Z-Boy Inc.	20	655
LCI Industries	10	935
Lear Corp.	25	2,909
Leggett & Platt Inc.	55	2,232
Lennar Corp. - Class A	119	6,624
LGI Homes, Inc. (a)	8	658
Limited Brands Inc.	96	1,888
Lindblad Expeditions Holdings Inc. (a)	11	186
Lithia Motors Inc. - Class A	9	1,206
LKQ Corp. (a)	130	4,090
Lowe's Cos. Inc.	329	36,214
Lululemon Athletica Inc. (a)	46	8,817
Lumber Liquidators, Inc. (a) (b)	13	125
M/I Homes, Inc. (a)	11	420
Macy's, Inc.	128	1,991
Malibu Boats, Inc. - Class A (a)	8	255
Marine Products Corp.	4	54
MarineMax Inc. (a)	10	149
Marriott International Inc. - Class A	117	14,601
Marriott Vacations Worldwide Corporation	16	1,617
MasterCraft Boat Holdings, Inc. (a)	8	123
Mattel Inc. (a) (b)	145	1,648
McDonald's Corporation	316	67,852
MDC Holdings Inc.	20	872
MercadoLibre S.R.L (a)	18	10,110
Meritage Homes Corporation (a)	15	1,072
MGM Resorts International	211	5,846
Modine Manufacturing Co. (a)	22	254
Mohawk Industries Inc. (a)	26	3,170
Monarch Casino & Resort Inc. (a)	6	230
Monro Inc.	14	1,085
Motorcar Parts of America Inc. (a) (b)	8	141
Movado Group Inc. (b)	7	172
Murphy USA Inc. (a)	13	1,082
National Vision Holdings, Inc. (a)	32	770
Newell Brands Inc.	165	3,095
Nike Inc. - Class B	521	48,900
Noodles & Company - Class A (a) (b)	9	49
Nordstrom Inc. (b)	45	1,526
Norwegian Cruise Line Holdings Ltd. (a)	89	4,598
NVR, Inc. (a)	1	5,275
Office Depot Inc.	209	366
Ollie's Bargain Outlet Holdings Inc. (a) (b)	23	1,359
O'Reilly Automotive, Inc. (a)	32	12,910
Oxford Industries Inc.	7	496
Papa John's International Inc. (b)	9	454
Party City Holdco Inc. (a) (b)	26	146
Penn National Gaming Inc. (a) (b)	47	869
Penske Automotive Group, Inc.	16	762
PetMed Express Inc. (b)	9	165
Planet Fitness, Inc. - Class A (a)	35	2,034
Playa Hotels & Resorts N.V. (a)	26	203
PlayAGS, Inc. (a)	11	115
Polaris Industries Inc.	24	2,120
Pool Corporation	16	3,293
Pulte Homes Inc.	109	3,992
PVH Corp.	31	2,769
Quotient Technology Inc. (a) (b)	36	279
Qurate Retail, Inc. - Class A (a)	167	1,723
Ralph Lauren Corp. - Class A	22	2,060
Red Robin Gourmet Burgers, Inc. (a) (b)	6	191
Red Rock Resorts, Inc. - Class A	30	608
Regis Corp. (a)	11	225
Rent-A-Center, Inc.	18	457
RH (a) (b)	7	1,195
Roku Inc. - Class A (a) (b)	34	3,472
Ross Stores Inc.	152	16,744
Royal Caribbean Cruises Ltd.	74	7,983
Ruth's Hospitality Group Inc.	13	263
Sally Beauty Holdings, Inc. (a)	51	765
Scientific Games Corporation - Class A (a)	21	420
	Shares/Par[1]	Value ($)
Seaworld Entertainment, Inc. (a)	23	598
Service Corp. International (b)	76	3,626
ServiceMaster Holding Corporation (a)	56	3,143
Shake Shack Inc. - Class A (a)	11	1,112
Shoe Carnival Inc. (b)	5	161
Shutterstock Inc. (a)	8	306
Signet Jewelers Limited (b)	22	364
Six Flags Operations Inc.	31	1,574
Skechers U.S.A. Inc. - Class A (a)	55	2,066
Skyline Corp. (a)	21	627
Sleep Number Corporation (a)	13	531
Sonic Automotive, Inc. - Class A	10	319
Sonos, Inc. (a)	9	118
Sotheby's (a)	14	778
Stamps.com Inc. (a)	7	488
Standard Motor Products Inc.	8	386
Starbucks Corp.	502	44,369
Steven Madden Ltd.	33	1,189
Stitch Fix, Inc. - Class A (a) (b)	17	325
Stoneridge, Inc. (a)	12	370
Strategic Education, Inc.	9	1,231
Sturm Ruger & Co. Inc. (b)	7	289
Tailored Brands, Inc. (b)	22	97
Tapestry Inc.	121	3,140
Target Corporation	212	22,656
Taylor Morrison Home II Corporation - Class A (a)	41	1,074
Tempur Sealy International, Inc. (a)	19	1,486
Tenneco Inc.	20	255
Tesla Inc. (a) (b)	54	13,056
Texas Roadhouse Inc.	28	1,462
The Michaels Companies, Inc. (a) (b)	38	375
The Wendy's Company	75	1,505
Thor Industries Inc. (b)	23	1,308
Tiffany & Co. (b)	45	4,195
Tile Shop Holdings, Inc. (b)	17	56
TJX Cos. Inc.	502	27,965
Toll Brothers Inc.	57	2,337
TopBuild Corp. (a)	14	1,360
Tractor Supply Co.	50	4,547
TRI Pointe Homes, Inc. (a)	60	903
Tupperware Brands Corp.	21	336
Twin River Worldwide Holdings, Inc. (b)	11	246
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	23	5,799
Under Armour Inc. - Class A (a)	78	1,564
Under Armour Inc. - Class C (a)	80	1,450
Unifi Inc. (a)	5	108
Universal Electronics Inc. (a)	6	311
Urban Outfitters Inc. (a) (b)	29	811
Vail Resorts, Inc.	17	3,780
Veoneer, Inc. (a) (b)	44	659
Vera Bradley, Inc. (a)	9	95
VF Corp.	140	12,432
Vista Outdoor Inc. (a)	25	157
Visteon Corporation (a) (b)	12	981
Waitr Incorporated (a) (b)	20	25
Wayfair Inc. - Class A (a) (b)	25	2,840
Whirlpool Corp.	26	4,148
William Lyon Homes - Class A (a)	13	258
Williams-Sonoma Inc. (b)	32	2,198
Wingstop Inc.	12	1,043
Winmark Corp.	1	196
Winnebago Industries Inc.	12	465
Wolverine World Wide Inc.	38	1,070
WW International, Inc. (a)	19	737
Wyndham Destinations, Inc.	39	1,778
Wyndham Hotels & Resorts, Inc.	41	2,108
Wynn Resorts Ltd.	40	4,337
YETI Holdings, Inc. (a) (b)	12	343
Yum! Brands Inc.	127	14,365
Zumiez Inc. (a) (b)	8	267
Total Common Stocks (cost $987,523)		1,279,090
RIGHTS 0.0%
Dyax Corp. (a) (c) (d)	27	1
Total Rights (cost $0)		1

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 3.0%
Securities Lending Collateral 2.8%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (e) (f)	35,375	35,375
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 1.86% (e) (f)	3,054	3,054
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.94%, 12/12/19 (g) (h)	205	204
Total Short Term Investments (cost $38,633)		38,633
Total Investments 102.8% (cost $1,026,156)		1,317,724
Other Derivative Instruments 0.0%		33
Other Assets and Liabilities, Net (2.8)%		(36,239)
Total Net Assets 100.0%		1,281,518

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2019.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Managers.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Managers. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

(g) All or a portion of the security is pledged or segregated as collateral.

(h) The coupon rate represents the yield to maturity.

JNL/Mellon Consumer Discretionary Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Discretionary Select Sector Index	30	December 2019	3,690	33	(28)

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Dow Index Fund
COMMON STOCKS 99.6%
Industrials 20.3%
3M Company	242	39,741
Caterpillar Inc.	241	30,533
The Boeing Company	242	91,972
United Technologies Corp.	242	33,001
		195,247
Information Technology 19.6%
Apple Inc.	242	54,141
Cisco Systems, Inc.	242	11,944
Intel Corp.	242	12,456
International Business Machines Corp.	242	35,153
Microsoft Corp.	242	33,608
Visa Inc. - Class A	242	41,580
		188,882
Financials 14.8%
American Express Company	242	28,592
JPMorgan Chase & Co.	241	28,449
The Goldman Sachs Group, Inc.	242	50,094
The Travelers Companies, Inc.	241	35,943
		143,078
Consumer Discretionary 13.6%
Home Depot Inc.	242	56,087
McDonald's Corporation	242	51,902
Nike Inc. - Class B	241	22,704
		130,693
Health Care 11.7%
Johnson & Johnson	241	31,275
Merck & Co., Inc.	242	20,349
Pfizer Inc.	242	8,685
UnitedHealth Group Incorporated	241	52,533
		112,842
	Shares/Par[1]	Value ($)
Consumer Staples 8.9%
Coca-Cola Co.	242	13,160
Procter & Gamble Co.	242	30,067
Walgreens Boots Alliance Inc.	242	13,370
Walmart Inc.	242	28,689
		85,286
Communication Services 4.8%
Verizon Communications Inc.	241	14,591
Walt Disney Co.	242	31,503
		46,094
Energy 4.7%
Chevron Corp.	241	28,669
Exxon Mobil Corporation	242	17,069
		45,738
Materials 1.2%
Dow Holdings Inc.	242	11,519
Total Common Stocks (cost $671,087)		959,379
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 1.86% (a) (b)	4,309	4,309
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.94%, 12/12/19 (c) (d)	320	319
Total Short Term Investments (cost $4,628)		4,628
Total Investments 100.1% (cost $675,715)		964,007
Other Derivative Instruments 0.0%		21
Other Assets and Liabilities, Net (0.1)%		(647)
Total Net Assets 100.0%		963,381

(a) Investment in affiliate.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) The coupon rate represents the yield to maturity.

JNL/Mellon Dow Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Dow Jones Industrial Average Index	37	December 2019	5,004	21	(27)

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Energy Sector Fund
COMMON STOCKS 99.6%
Energy 99.6%
Antero Midstream Corporation (a)	192	1,421
Antero Resources Corporation (b)	219	662
Apache Corporation (a)	314	8,027
Apergy Corporation (b)	65	1,745
Arch Coal, Inc. - Class A (a)	14	1,033
Archrock, Inc.	111	1,109
Baker Hughes, a GE Company, LLC - Class A	530	12,299
Berry Petroleum Company, LLC	53	497
Blue Ridge Mountain Resources, Inc. (b)	18	69
Bonanza Creek Energy, Inc. (b)	13	295
C&J Energy Services, Inc. (b)	57	613
Cabot Oil & Gas Corp.	352	6,183
Cactus Inc. - Class A (b)	39	1,140
California Resources Corporation (a) (b)	38	390
Callon Petroleum Company (a) (b)	191	830
Carrizo Oil & Gas Inc. (b)	78	669
Centennial Resource Development, LLC - Class A (b)	154	697
Chaparral Energy, Inc. - Class A (a) (b)	38	51
Cheniere Energy, Inc. (b)	195	12,314
Chesapeake Energy Corp. (a) (b)	970	1,367
Chevron Corp.	1,596	189,286
Cimarex Energy Co.	85	4,071
Clean Energy Fuels Corp. (b)	110	228
CNX Resources Corporation (b)	165	1,201
Concho Resources Inc.	169	11,481
ConocoPhillips	946	53,903
CONSOL Mining Corporation (a) (b)	23	367
Continental Resources Inc. (b)	78	2,412
Contura Energy, Inc. (b)	16	443
Core Laboratories N.V. (a)	37	1,740
Covia Holdings Corporation (a) (b)	28	56
CVR Energy, Inc.	26	1,132
Delek US Holdings, Inc. (a)	63	2,286
Denbury Resources Inc. (a) (b)	380	453
Devon Energy Corporation	346	8,331
Diamond Offshore Drilling, Inc. (a) (b)	60	331
Diamondback Energy, Inc.	132	11,838
DMC Global Inc. (a)	13	560
Dril-Quip Inc. (a) (b)	31	1,560
Enlink Midstream, LLC (a)	223	1,897
EOG Resources, Inc.	485	36,028
EQT Corporation	212	2,259
Equitrans Midstream Corp.	180	2,620
Exterran Trinidad LLC (b)	28	359
Extraction Oil & Gas, Inc. (a) (b)	92	271
Exxon Mobil Corporation	3,545	250,331
Forum Energy Technologies, Inc. (b)	59	91
Frank's International N.V. (a) (b)	78	372
FTS International, Inc. (b)	27	60
Gran Tierra Energy Inc. (a) (b) (c)	325	406
Green Plains Renewable Energy Inc. (a)	33	347
Gulfport Energy Corp. (a) (b)	134	363
Halliburton Co.	736	13,869
Helix Energy Solutions Group, Inc. (b)	116	939
Helmerich & Payne Inc.	94	3,753
Hess Corporation	230	13,911
HighPoint Resources Corporation (a) (b)	99	157
HollyFrontier Corp.	135	7,242
International Seaways, Inc. (b)	17	320
Jagged Peak Energy Inc. (a) (b)	56	406
Keane Group, Inc. (a) (b)	38	233
Kinder Morgan, Inc.	1,704	35,119
KLX Energy Services Holdings, Inc. (b)	18	157
Kosmos Energy Ltd.	233	1,454
Laredo Petroleum Holdings Inc. (b)	122	294
Liberty Oilfield Services Inc. - Class A (a)	52	565
Magnolia Oil & Gas Corp. - Class A (a) (b)	91	1,011
Mammoth Energy Services, Inc.	8	20
Marathon Oil Corp.	689	8,453
Marathon Petroleum Corporation	555	33,714
	Shares/Par[1]	Value ($)
Matador Resources Co. (a) (b)	93	1,544
Matrix Service Co. (b)	23	399
McDermott International Inc. (a) (b)	152	307
Murphy Oil Corp. (a)	137	3,025
Nabors Industries Ltd (a)	289	540
National Oilwell Varco Inc.	327	6,936
Newpark Resources Inc. (b)	77	590
Nine Energy Service, Inc. (b)	14	86
Noble Corporation PLC (b)	210	266
Noble Energy Inc.	399	8,960
Northern Oil and Gas Inc. (a) (b)	170	332
Oasis Petroleum Inc. (b)	245	846
Occidental Petroleum Corporation	750	33,372
Oceaneering International Inc. (b)	82	1,106
Oil States International Inc. (b)	48	641
ONEOK Inc.	346	25,498
Par Pacific Holdings, Inc. (a) (b)	28	640
Parsley Energy Inc. - Class A	235	3,950
Patterson-UTI Energy Inc.	177	1,513
PBF Energy Inc. - Class A	96	2,603
PDC Energy, Inc. (b)	55	1,527
Peabody Energy Corp.	65	952
Penn Virginia Corporation (b)	9	249
Phillips 66	380	38,892
Pioneer Natural Resources Co.	142	17,869
Plains GP Holdings, L.P. - Class A (b)	143	3,032
Propetro Holding Corp. (b)	71	646
QEP Resources, Inc.	197	729
Range Resources Corporation (a)	176	672
Reg Biofuels, LLC (a) (b)	29	437
REX Stores Corp. (b)	5	384
Ring Energy Inc. (a) (b)	49	80
Roan Resources, Inc. - Class A (a) (b)	53	66
RPC Inc. (a)	56	311
SandRidge Energy, Inc. (b)	20	94
Schlumberger Ltd.	1,159	39,597
SEACOR Holdings Inc. (b)	15	709
Select Energy Services, Inc. - Class A (b)	52	446
SemGroup Corporation - Class A	58	947
SM Energy Company	90	867
Solaris Oilfield Infrastructure, Inc. - Class A (a)	25	342
Southwestern Energy Co. (a) (b)	460	888
SRC Energy Inc. (b)	207	962
Tallgrass Energy, LP - Class A (a)	132	2,658
Talos Energy Inc. (b)	18	366
Targa Resources Corp.	196	7,859
TechnipFMC PLC	360	8,690
Tellurian Investments Inc. (a) (b)	82	684
TETRA Technologies, Inc. (b)	105	210
Texas Pacific Land Trust	5	3,478
Tidewater Inc. (b)	28	424
Transocean Ltd. (b)	432	1,929
U.S. Silica Holdings, Inc. (a)	58	550
Unit Corp. (b)	47	158
Valaris PLC - Class A (a) (c)	164	790
Valero Energy Corporation	350	29,823
W&T Offshore, Inc. (a) (b)	84	369
Whiting Petroleum Corp. (a) (b)	75	606
Williams Cos. Inc.	1,013	24,362
World Fuel Services Corp.	56	2,250
WPX Energy, Inc. (b)	352	3,733
Total Common Stocks (cost $1,361,415)		1,052,902
SHORT TERM INVESTMENTS 1.6%
Securities Lending Collateral 1.4%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (d) (e)	14,391	14,391
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 1.86% (d) (e)	2,280	2,280

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.94%, 12/12/19 (f) (g)	295	294
Total Short Term Investments (cost $16,965)		16,965
Total Investments 101.2% (cost $1,378,380)		1,069,867
Other Derivative Instruments (0.0)%		(25)
Other Assets and Liabilities, Net (1.2)%		(13,073)
Total Net Assets 100.0%		1,056,769

(a) All or a portion of the security was on loan as of September 30, 2019.

(b) Non-income producing security.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Managers.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

JNL/Mellon Energy Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Energy Select Sector Index	65	December 2019	3,928	(25)	(57)

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Financial Sector Fund
COMMON STOCKS 99.5%
Financials 98.4%
1st Source Corp.	6	281
Affiliated Managers Group, Inc. (a)	16	1,352
AFLAC Incorporated	238	12,436
AG Mortgage Investment Trust, Inc.	10	145
Alleghany Corporation (b)	5	3,643
Allegiance Bancshares, Inc. (b)	4	142
Ally Financial Inc.	126	4,168
Amalgamated Bank - Class A	3	52
Ambac Financial Group, Inc. (b)	15	301
American Equity Investment Life Holding Company	29	702
American Express Company	226	26,705
American Financial Group, Inc.	24	2,638
American International Group, Inc.	276	15,399
American National Insurance Company	3	345
Ameriprise Financial, Inc.	42	6,246
Ameris Bancorp	22	870
Amerisafe, Inc.	6	394
Annaly Capital Management, Inc.	464	4,082
Anworth Mortgage Asset Corporation	33	109
Aon PLC - Class A	76	14,798
Arch Capital Group Ltd. (b)	128	5,390
Ares Management Corporation - Class A	24	656
Argo Group International Holdings, Ltd.	11	753
Arlington Asset Investment Corp. - Class A (a)	10	53
Arrow Financial Corporation	5	153
Arthur J Gallagher & Co.	59	5,295
Artisan Partners Asset Management Inc. - Class A (a)	16	465
Associated Banc-Corp	53	1,063
Associated Capital Group Inc. - Class A (a)	1	19
Assurant, Inc.	20	2,493
Assured Guaranty Ltd.	32	1,438
Athene Holding Ltd - Class A (b)	52	2,180
Atlantic Capital Bancshares, Inc. (b)	8	142
Atlantic Union Bankshares Corporation	24	909
AXA Equitable Holdings, Inc.	93	2,061
AXIS Capital Holdings Limited	27	1,802
Axos Financial, Inc. (b)	17	475
B. Riley & Co., LLC	5	119
Banc of California, Inc.	15	212
BancFirst Corporation	6	307
BancorpSouth Bank	32	945
Bank of America Corporation	2,875	83,861
Bank of Hawaii Corporation	13	1,100
Bank of Marin Bancorp	4	180
Bank OZK	41	1,124
BankUnited, Inc.	31	1,031
Banner Corporation	12	650
Bar Harbor Bankshares	6	152
BB&T Corporation	244	13,034
Berkshire Hathaway Inc. - Class B (b)	414	86,059
Berkshire Hills Bancorp, Inc.	14	400
BGC Partners, Inc. - Class A	86	473
BlackRock, Inc.	37	16,417
Blackstone Mortgage Trust, Inc. - Class A (a)	38	1,375
Blucora, Inc. (b)	16	345
BOK Financial Corporation	10	818
Boston Private Financial Holdings Inc.	25	295
Bridge Bancorp Inc.	6	165
Brighthouse Financial, Inc. (b)	34	1,369
Brightsphere Investment Group Inc.	27	268
Brookline Bancorp, Inc.	26	386
Brown & Brown Inc.	76	2,756
Bryn Mawr Bank Corp.	6	235
Byline Bancorp, Inc. (b)	6	100
Cadence Bancorporation - Class A	42	736
Camden National Corp.	5	206
Cannae Holdings, Inc. (b)	19	527
Capital One Financial Corporation	150	13,625
Capitol Federal Financial	43	597
Carolina Financial Corp.	7	250
	Shares/Par[1]	Value ($)
Cathay General Bancorp	24	848
Cboe Global Markets, Inc.	36	4,117
CBTX, Inc.	7	184
Centerstate Bank Corporation	37	888
Central Pacific Financial Corp.	9	242
Century Bancorp Inc. - Class A	1	81
Charles Schwab Corp.	382	15,975
Chubb Limited	146	23,508
Cincinnati Financial Corp.	49	5,751
CIT Group Inc.	31	1,384
Citigroup Inc.	736	50,833
Citizens Financial Group Inc.	146	5,171
Citizens Inc. - Class A (a) (b)	19	127
City Holdings Co.	5	412
CME Group Inc.	114	24,061
CNO Financial Group, Inc.	52	827
Cohen & Steers, Inc.	8	429
Columbia Banking System Inc.	23	860
Columbia Financial, Inc. (b)	19	305
Comerica Inc.	49	3,235
Commerce Bancshares Inc.	31	1,902
Community Bank System Inc.	17	1,045
Community Trust Bancorp Inc.	5	224
ConnectOne Bancorp, Inc.	10	214
Cowen Inc. - Class A (a) (b)	9	137
Crawford & Co. - Class A	5	58
Credit Acceptance Corp. (b)	3	1,526
Cullen/Frost Bankers Inc. (a)	19	1,700
Curo Group Holdings Corp. (a) (b)	5	62
Customers Bancorp, Inc. (b)	9	193
CVB Financial Corp. (a)	35	738
Diamond Hill Investment Group, Inc.	1	158
Dime Community Bancshares Inc.	10	209
Discover Financial Services	103	8,362
Donegal Group Inc. - Class A	2	31
Donnelley Financial Solutions, Inc. (b)	9	116
Dynex Capital, Inc. (a)	7	99
E*TRADE Financial Corp.	78	3,391
Eagle Bancorp Inc.	11	471
East West Bancorp, Inc.	46	2,027
Eaton Vance Corp.	36	1,629
eHealth, Inc. (b)	6	417
Employer Holdings Inc.	10	444
Encore Capital Group Inc. (a) (b)	8	267
Enova International, Inc. (b)	11	224
Enstar Group Limited (b)	4	740
Enterprise Financial Services Corp.	8	336
Equity Bancshares, Inc. - Class A (b)	5	129
Erie Indemnity Company - Class A (a)	8	1,510
Essent Group Ltd.	30	1,429
Evercore Inc. - Class A	13	1,080
Everest Re Group, Ltd.	13	3,437
Exantas Capital Corp.	9	101
EzCorp Inc. - Class A (a) (b)	15	100
FactSet Research Systems Inc.	12	2,990
FB Financial Corporation	6	223
FBL Financial Group, Inc. - Class A	3	204
Federal Agricultural Mortgage Corp. - Class C	3	251
Federated Investors Inc. - Class B	32	1,023
Fidelity National Financial, Inc.	88	3,888
Fifth Third Bancorp	234	6,400
Financial Institutions Inc.	5	148
First American Financial Corporation	36	2,138
First Bancorp Inc.	9	333
First Bancorp Inc.	69	689
First Bancshares Inc.	4	136
First Busey Corp.	17	423
First Citizens BancShares, Inc. - Class A	2	987
First Commonwealth Financial Corp.	32	421
First Community Bancshares, Inc.	4	145
First Defiance Financial Corp.	7	190
First Financial Bancorp	32	792
First Financial Bancshares, Inc.	40	1,316
First Financial Corp.	3	146
First Foundation Inc.	12	176

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
First Hawaiian, Inc.	43	1,157
First Horizon National Corp. (a)	102	1,652
First Interstate BancSystem, Inc. - Class A (a)	13	517
First Merchants Corp.	16	584
First Mid-Illinois Bancshares Inc.	4	143
First Midwest Bancorp Inc.	34	656
First of Long Island Corp.	9	194
First Republic Bank	53	5,133
FirstCash, Inc.	14	1,255
Flagstar Bancorp Inc.	10	378
Flushing Financial Corp.	9	178
FNB Corp.	101	1,167
Foxconn Interconnect Technology Limited	56	444
Franklin Financial Network, Inc.	5	157
Franklin Resources Inc.	97	2,806
Fulton Financial Corp. (a)	52	848
GAMCO Investors Inc. - Class A	2	46
Genworth Financial, Inc. - Class A (b)	157	693
German American Bancorp Inc.	7	234
Glacier Bancorp, Inc. (a)	27	1,088
Global Indemnity Ltd - Class A	2	48
Globe Life Inc.	33	3,197
Granite Point Mortgage Trust Inc. (a)	16	301
Great Southern Bancorp Inc.	3	196
Great Western Bancorp Inc.	18	594
Green Dot Corporation - Class A (b)	17	425
Greenhill & Co. Inc. (a)	6	81
Greenlight Capital Re, Ltd. - Class A (a) (b)	10	100
Hamilton Lane Inc. - Class A	6	349
Hancock Whitney Co.	27	1,047
Hanmi Financial Corp.	10	183
Hanover Insurance Group Inc.	13	1,770
HarborOne Bancorp, Inc. (b)	7	69
HCI Group, Inc.	2	92
Heartland Financial USA, Inc.	10	443
Heritage Commerce Corp.	14	163
Heritage Financial Corporation	13	347
Heritage Insurance Holdings, Inc.	6	95
Hilltop Holdings Inc.	24	566
Home Bancshares Inc. (a)	52	972
HomeStreet, Inc. (b)	9	232
HomeTrust Bancshares Inc.	6	161
Hope Bancorp, Inc.	40	568
Horace Mann Educators Corp.	13	596
Horizon Bancorp Inc.	12	211
Houlihan Lokey Inc. - Class A	11	507
Huntington Bancshares Inc.	334	4,761
IberiaBank Corp.	18	1,338
Independence Holding Co.	2	69
Independence Holdings, LLC	26	955
Independent Bank Corp.	6	132
Independent Bank Corp.	11	836
Independent Bank Group, Inc.	12	611
Interactive Brokers Group, Inc. (c)	22	1,197
Intercontinental Exchange, Inc.	179	16,540
International Bancshares Corp. (a)	18	676
INTL FCStone Inc. (b)	5	218
Invesco Ltd.	128	2,165
Investors Bancorp, Inc.	78	881
James River Group, Inc.	10	501
Janus Henderson Group PLC (a)	52	1,174
Jefferies Financial Group Inc. (a)	78	1,444
JPMorgan Chase & Co.	1,033	121,522
K.K.R. Co., Inc.	157	4,204
Kearny Financial Corp	28	368
Kemper Corp.	18	1,377
KeyCorp	321	5,722
Kinsale Capital Group, Inc.	6	646
Ladder Capital Corp - Class A	29	509
Ladenburg Thalmann Financial Services Inc.	35	83
Lakeland Bancorp Inc.	15	235
Lakeland Financial Corp.	8	359
LegacyTexas Financial Group, Inc.	15	660
Legg Mason Inc.	27	1,043
LendingClub Corporation (b)	20	261
	Shares/Par[1]	Value ($)
LendingTree, Inc. (a) (b)	3	790
Lincoln National Corp.	64	3,886
Live Oak Bancshares, Inc. (a)	7	128
Loews Corp.	88	4,523
LPL Financial Holdings Inc.	26	2,159
Luther Burbank Corporation	6	66
M&T Bank Corporation	41	6,525
Markel Corp. (b)	4	5,185
MarketAxess Holdings Inc.	12	3,906
Marsh & McLennan Cos. Inc.	163	16,263
MBIA Inc. (a) (b)	28	256
Mercantile Bank Corp.	5	177
Merchants Bancorp, Inc.	3	49
Mercury General Corp.	9	512
Meridian Bancorp, Inc.	17	309
Meta Financial Group, Inc.	12	384
MetLife, Inc.	258	12,146
MFA Financial, Inc.	147	1,085
MGIC Investment Corp.	114	1,437
Midland States Bancorp Inc.	8	197
Moelis & Company LLC - Class A	15	503
Moody's Corp.	54	11,104
Morgan Stanley	401	17,115
Morningstar Inc.	6	893
Mr. Cooper Group Inc. (a) (b)	22	236
MSCI Inc.	27	5,846
NASDAQ Inc.	37	3,692
National Bank Holdings Corp. - Class A	9	308
National General Holdings Corp.	21	493
National Western Life Group Inc. - Class A	1	213
Navient Corporation	70	901
NBT Bancorp Inc.	15	531
Nelnet, Inc. - Class A	7	417
New York Community Bancorp Inc.	147	1,849
Nicolet Bankshares, Inc. (b)	3	209
NMI Holdings Inc. - Class A (b)	22	585
Northern Trust Corp.	66	6,160
Northfield Bancorp Inc.	13	214
Northwest Bancshares Inc.	31	504
OceanFirst Financial Corp.	16	378
Ocwen Financial Corp. (b)	36	68
OFG Bancorp	17	375
Old Line Bancshares, Inc.	4	127
Old National Bancorp	51	885
Old Republic International Corp.	91	2,141
On Deck Capital Inc. (b)	11	38
Opus Bank	8	176
Origin Bancorp, Inc.	6	203
Oritani Financial Corp.	13	230
Pacific Premier Bancorp, Inc.	19	587
PacWest Bancorp	39	1,409
Park National Corp.	5	449
Peapack Gladstone Financial Corp.	5	150
PennyMac Financial Services, Inc. (b)	20	602
Peoples Bancorp Inc.	6	190
People's United Financial Inc.	128	2,001
People's Utah Bancorp	6	163
Pinnacle Financial Partners, Inc.	23	1,330
Piper Jaffray Cos.	4	338
PJT Partners Inc. - Class A	7	270
PNC Financial Services Group Inc.	144	20,119
Popular Inc.	31	1,667
Preferred Bank	5	265
Primerica, Inc.	13	1,695
Principal Financial Group, Inc.	89	5,060
ProAssurance Corporation	17	702
Progressive Corp.	186	14,338
Prosperity Bancshares Inc. (a)	21	1,504
Protective Insurance Company - Class B	2	34
Provident Financial Services, Inc.	20	482
Prudential Financial Inc.	129	11,602
Pzena Investment Management, Inc. - Class A	4	37
QCR Holdings, Inc.	5	184
Radian Group Inc.	66	1,510
Raymond James Financial Inc. (a)	41	3,357

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Regions Financial Corporation	323	5,112
Reinsurance Group of America Inc.	20	3,197
RenaissanceRe Holdings Ltd	14	2,695
Renasant Corporation	15	513
Republic Bancorp Inc. - Class A	4	163
Republic First Bancorp Inc. (b)	19	78
RLI Corp.	12	1,099
S&P Global Inc.	78	19,178
S&T Bancorp Inc.	11	413
Safety Insurance Group, Inc.	5	463
Sandy Spring Bancorp Inc.	12	392
Seacoast Banking Corp. of Florida (b)	16	416
SEI Investments Co.	41	2,421
Selective Insurance Group Inc.	19	1,420
ServisFirst Bancshares, Inc.	14	467
Signature Bank	18	2,105
Simmons First National Corp. - Class A	30	737
SLM Corporation	137	1,208
South State Corp.	12	877
Southside Bancshares, Inc.	11	365
State Auto Financial Corp.	6	201
State Street Corp.	119	7,032
Sterling Bancorp	67	1,337
Sterling Bancorp, Inc.	6	62
Stewart Information Services Corp.	8	307
Stifel Financial Corp.	22	1,272
Stock Yards Bancorp Inc.	7	267
SunTrust Banks Inc.	141	9,696
SVB Financial Group (b)	17	3,459
Synchrony Financial	197	6,708
Synovus Financial Corp.	51	1,825
T. Rowe Price Group, Inc.	75	8,607
TCF Financial Corporation	50	1,908
TD Ameritrade Holding Corporation	89	4,148
Texas Capital Bancshares, Inc. (b)	16	875
TFS Financial Corporation (a)	18	319
The Allstate Corporation	106	11,541
The Bancorp, Inc. (b)	15	144
The Bank of New York Mellon Corporation (d)	275	12,423
The Goldman Sachs Group, Inc.	105	21,698
The Hartford Financial Services Group, Inc.	115	6,951
The PRA Group, Inc. (b)	14	477
The Travelers Companies, Inc.	84	12,416
Third Point Reinsurance Ltd. (b)	25	247
Tompkins Financial Corp.	4	361
TowneBank	24	673
TPG RE Finance Trust, Inc.	12	232
Trico Bancshares	8	293
Tristate Capital Holdings, Inc. (b)	6	131
Triumph Bancorp, Inc. (b)	8	261
Trupanion Inc. (a) (b)	9	223
TrustCo Bank Corp.	30	243
Trustmark Corp.	20	667
Two Harbors Investment Corp.	88	1,158
U.S. Bancorp	481	26,622
UMB Financial Corp.	15	975
Umpqua Holdings Corp.	69	1,131
United Bankshares Inc. (a)	33	1,241
United Community Banks, Inc.	25	713
United Community Financial Corp.	17	186
United Financial Bancorp Inc.	18	241
United Fire Group Inc.	7	324
United Insurance Holdings Corp.	6	88
Universal Insurance Holdings, Inc.	11	324
Univest Financial Corporation	10	265
Unum Group	67	1,991
Valley National Bancorp (a)	106	1,152
Veritex Holdings Inc.	13	324
Victory Capital Holdings, Inc. - Class A	4	65
Virtu Financial Inc. - Class A (a)	15	242
Virtus Partners, Inc.	2	230
Voya Financial Inc.	46	2,503
W. R. Berkley Corporation	47	3,393
Waddell & Reed Financial Inc. - Class A (a) (c)	23	388
Walker & Dunlop, Inc.	9	520
	Shares/Par[1]	Value ($)
Washington Federal Inc.	25	926
Washington Trust Bancorp Inc.	6	268
Waterstone Financial, Inc.	9	149
Webster Financial Corp.	30	1,390
Wells Fargo & Co.	1,359	68,538
WesBanco Inc.	18	682
Westamerica Bancorp (a)	8	521
Western Alliance Bancorp	32	1,472
Westwood Holdings Group Inc.	3	84
White Mountains Insurance Group Ltd	1	1,093
Willis Towers Watson Public Limited Company	41	7,970
Wintrust Financial Corporation	18	1,165
WisdomTree Investments, Inc.	36	189
World Acceptance Corp. (b)	2	262
WSFS Financial Corp.	17	734
Zions Bancorp	58	2,598
		1,229,027
Real Estate 1.1%
AGNC Investment Corp.	169	2,723
Apollo Commercial Real Estate Finance, Inc.	47	897
Arbor Realty Trust, Inc. (a)	23	307
Ares Commercial Real Estate Corporation	8	126
ARMOUR Residential REIT, Inc. (a)	19	316
Capstead Mortgage Corporation	25	185
Chimera Investment Corporation (a)	60	1,176
Colony Credit Real Estate, Inc. - Class A	28	404
Invesco Mortgage Capital Inc.	46	705
KKR Real Estate Finance Trust Inc. (a)	7	133
New Residential Investment Corp.	131	2,061
New York Mortgage Trust Inc.	75	454
PennyMac Mortgage Investment Trust	28	622
Ready Capital Corporation (a)	10	162
Redwood Trust Inc. (a)	31	510
Starwood Property Trust, Inc.	88	2,137
Western Asset Mortgage Capital Corporation	15	147
		13,065
Consumer Staples 0.0%
Spectrum Brands Legacy, Inc.	2	103
Total Common Stocks (cost $1,012,552)		1,242,195
RIGHTS 0.0%
NewStar Financial, Inc. (b) (c) (e)	5	3
Total Rights (cost $1)		3
SHORT TERM INVESTMENTS 1.1%
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (d) (f)	11,438	11,438
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 1.86% (d) (f)	1,907	1,907
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.94%, 12/12/19 (g) (h)	375	374
Total Short Term Investments (cost $13,719)		13,719
Total Investments 100.6% (cost $1,026,272)		1,255,917
Other Derivative Instruments (0.0)%		(8)
Other Assets and Liabilities, Net (0.6)%		(7,371)
Total Net Assets 100.0%		1,248,538

(a) All or a portion of the security was on loan as of September 30, 2019.

(b) Non-income producing security.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Managers.

(d) Investment in affiliate.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Managers. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

(g) All or a portion of the security is pledged or segregated as collateral.

(h) The coupon rate represents the yield to maturity.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	16,346	235	3,558	279	432	(1,032)	12,423	1.0%

JNL/Mellon Financial Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Financial Select Sector Index	91	December 2019	7,905	(8)	(54)

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Healthcare Sector Fund
COMMON STOCKS 99.9%
Health Care 99.9%
Abbott Laboratories	1,339	112,072
AbbVie Inc.	1,122	84,976
Abeona Therapeutics Inc. (a) (b)	22	49
ABIOMED, Inc. (a)	34	6,068
Acadia Healthcare Company, Inc. (a) (b)	68	2,105
ACADIA Pharmaceuticals Inc. (a)	83	2,998
Accelerate Diagnostics, Inc. (a) (b)	21	398
Acceleron Pharma Inc. (a)	33	1,296
Accuray Incorporated (a)	72	201
Achillion Pharmaceuticals, Inc. (a)	94	339
Acorda Therapeutics, Inc. (a) (b)	31	88
Addus HomeCare Corporation (a)	9	697
Aduro Biotech, Inc. (a)	30	32
Aerie Pharmaceuticals, Inc. (a) (b)	34	657
Agenus Inc. (a)	73	189
Agilent Technologies, Inc.	241	18,449
Agios Pharmaceuticals, Inc. (a) (b)	40	1,281
Aimmune Therapeutics, Inc. (a) (b)	29	616
Akcea Therapeutics, Inc. (a) (b)	15	225
Akebia Therapeutics, Inc. (a)	64	250
Akorn, Inc. (a)	76	288
Alder BioPharmaceuticals, Inc. (a) (b)	51	957
Alexion Pharmaceuticals, Inc. (a)	171	16,732
Align Technology, Inc. (a)	57	10,398
Alkermes Public Limited Company (a)	118	2,300
Allakos Inc. (a) (b)	18	1,438
Allergan Public Limited Company	249	41,855
Allogene Therapeutics, Inc. (a) (b)	19	519
Allscripts Healthcare Solutions, Inc. (a) (b)	129	1,412
Alnylam Pharmaceuticals, Inc. (a)	85	6,827
AMAG Pharmaceuticals, Inc. (a) (b)	26	301
Amedisys, Inc. (a)	24	3,205
AmerisourceBergen Corporation	120	9,901
Amgen Inc.	463	89,604
Amicus Therapeutics, Inc. (a)	177	1,418
AMN Healthcare Services, Inc. (a)	36	2,081
Amneal Pharmaceuticals, Inc. - Class A (a) (b)	70	202
Amphastar Pharmaceuticals, Inc. (a)	25	501
Anaptysbio, Inc. (a)	19	671
AngioDynamics, Inc. (a)	27	493
ANI Pharmaceuticals, Inc. (a)	8	547
Anika Therapeutics, Inc. (a)	11	629
Antares Pharma, Inc. (a)	109	365
Anthem, Inc.	195	46,862
Apellis Pharmaceuticals, Inc. (a)	33	785
Apollo Medical Holdings, Inc. (a) (b)	17	302
Arcus Biosciences, Inc. (a)	17	152
Arena Pharmaceuticals, Inc. (a)	38	1,725
ArQule, Inc. (a)	76	547
Arrowhead Pharmaceuticals Inc (a) (b)	64	1,800
Arvinas, Inc. (a)	9	191
Assembly Biosciences, Inc. (a)	16	160
Assertio Therapeutics, Inc. (a)	51	65
Atara Biotherapeutics, Inc. (a)	33	463
Athenex, Inc. (a) (b)	36	443
AtriCure, Inc. (a)	30	759
Atrion Corporation (b)	1	906
Audentes Therapeutics, Inc. (a)	29	816
Avanos Medical, Inc. (a)	36	1,336
AVROBIO, Inc. (a)	19	265
AxoGen, Inc. (a) (b)	25	315
Axonics Modulation Technologies, Inc. (a) (b)	8	206
Axsome Therapeutics, Inc. (a) (b)	18	370
Baxter International Inc.	369	32,267
Becton, Dickinson and Company	205	51,781
BioCryst Pharmaceuticals, Inc. (a)	66	190
Biogen Inc. (a)	147	34,243
Biohaven Pharmaceutical Holding Company Ltd. (a)	34	1,425
BioMarin Pharmaceutical Inc. (a)	136	9,146
Bio-Rad Laboratories, Inc. - Class A (a)	16	5,361
BioSpecifics Technologies Corp. (a)	5	259
	Shares/Par[1]	Value ($)
Bio-Techne Corporation	29	5,679
BioTelemetry, Inc. (a)	27	1,094
Bluebird Bio, Inc. (a) (b)	42	3,879
Blueprint Medicines Corporation (a)	36	2,615
Boston Scientific Corp. (a)	1,058	43,036
Bristol-Myers Squibb Co.	1,242	62,957
Brookdale Senior Living Inc. (a)	134	1,015
Bruker Corp.	84	3,693
Calyxt, Inc. (a) (b)	8	43
Cambrex Corp. (a)	26	1,572
Cantel Medical Corp.	29	2,139
Cara Therapeutics, Inc. (a) (b)	29	532
Cardinal Health, Inc.	227	10,696
Cardiovascular Systems Inc. (a)	27	1,304
Caredx, Inc. (a)	29	665
Castlight Health, Inc. - Class B (a)	64	91
Catalent Inc. (a)	110	5,245
Catalyst Pharmaceuticals, Inc. (a) (b)	72	385
Celgene Corp. (a)	535	53,148
Centene Corporation (a)	314	13,588
Cerner Corp.	246	16,804
Cerus Corporation (a)	104	535
Charles River Laboratories International Inc. (a)	37	4,903
Chemed Corporation	12	5,082
ChemoCentryx, Inc. (a)	16	106
Cigna Corp.	288	43,707
Clovis Oncology Inc. (a) (b)	36	141
Codexis, Inc. (a) (b)	38	525
Coherus Biosciences, Inc. (a) (b)	40	817
Collegium Pharmaceutical, Inc. (a)	17	197
Community Health Systems Inc. (a) (b)	72	258
Computer Programs & Systems Inc.	11	238
Conmed Corp.	21	2,037
Cooper Cos. Inc.	38	11,157
Corcept Therapeutics Inc. (a)	77	1,084
Corvel Corp. (a)	8	626
Covetrus, Inc. (a) (b)	79	938
Crinetics Pharmaceuticals, Inc. (a) (b)	8	114
CRISPR Therapeutics AG (a) (b)	21	846
Cross Country Healthcare Inc. (a)	29	300
CryoLife Inc. (a)	29	795
CVS Health Corporation	986	62,188
Cyclerion Therapeutics, Inc. (a)	11	135
Cymabay Therapeutics, Inc. (a)	47	241
Cytokinetics, Incorporated (a)	37	420
Cytomx Therapeutics, Inc. (a)	37	275
Danaher Corporation	489	70,641
DaVita Inc. (a)	78	4,464
Deciphera Pharmaceuticals, Inc. (a)	19	637
Denali Therapeutics Inc. (a) (b)	49	751
Dentsply Sirona Inc.	177	9,449
Dermira, Inc. (a) (b)	35	224
DexCom Inc. (a)	69	10,298
Dicerna Pharmaceuticals, Inc. (a)	33	474
Diplomat Pharmacy, Inc. (a)	42	208
Dynavax Technologies Corporation (a) (b)	48	173
Eagle Pharmaceuticals Inc. (a)	8	439
Editas Medicine, Inc. (a) (b)	34	773
Edwards Lifesciences Corporation (a)	158	34,780
Eidos Therapeutics, Inc. (a) (b)	6	207
Elanco Animal Health (a)	271	7,217
Eli Lilly & Co.	663	74,173
Emergent BioSolutions Inc. (a)	33	1,706
Enanta Pharmaceuticals, Inc. (a)	11	664
Encompass Health Corporation	75	4,777
Endo International Public Limited Company (a)	164	525
Epizyme, Inc. (a)	56	582
Esperion Therapeutics, Inc. (a)	19	694
Evolent Health, Inc. - Class A (a)	56	401
Evolus, Inc. (a) (b)	10	150
Exact Sciences Corporation (a)	98	8,846
Exelixis, Inc. (a)	229	4,047
Fate Therapeutics, Inc. (a)	40	620
FibroGen, Inc. (a)	59	2,171
Five Prime Therapeutics, Inc. (a)	28	107

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Flexion Therapeutics, Inc. (a) (b)	25	343
Fluidigm Corporation (a)	54	250
Forty Seven, Inc. (a)	24	155
G1 Therapeutics, Inc. (a)	18	403
GenMark Diagnostics, Inc. (a)	40	244
Genomic Health, Inc. (a)	20	1,385
Geron Corp. (a) (b)	138	183
Gilead Sciences Inc.	965	61,170
Glaukos Corp. (a)	27	1,699
Global Blood Therapeutics, Inc. (a) (b)	42	2,053
Globus Medical Inc. - Class A (a)	58	2,973
GlycoMimetics, Inc. (a) (b)	29	125
Gossamer Bio, Inc. (a)	15	260
Guardant Health, Inc. (a)	28	1,780
Haemonetics Corp. (a)	39	4,917
Halozyme Therapeutics, Inc. (a)	98	1,514
Hanger, Inc. (a)	26	535
HCA Healthcare, Inc.	208	25,093
HealthEquity, Inc. (a)	53	3,031
Healthstream, Inc. (a) (b)	21	549
Henry Schein Inc. (a) (b)	112	7,144
Heron Therapeutics, Inc. (a) (b)	57	1,061
Heska Corporation (a) (b)	6	400
Hill-Rom Holdings Inc.	51	5,379
HMS Holdings Corp. (a)	65	2,252
Hologic Inc. (a)	203	10,257
Homology Medicines, Inc. (a) (b)	12	220
Horizon Therapeutics Public Limited Company (a)	142	3,863
Humana Inc.	103	26,242
ICU Medical, Inc. (a)	15	2,387
IDEXX Laboratories, Inc. (a)	66	17,821
Illumina, Inc. (a)	111	33,922
ImmunoGen, Inc. (a)	130	314
Immunomedics Inc. (a) (b)	114	1,508
Incyte Corporation (a)	139	10,292
Innoviva, Inc. (a)	58	614
Inogen, Inc. (a)	15	695
Inovalon Holdings, Inc. - Class A (a) (b)	47	776
Inovio Pharmaceuticals, Inc. (a) (b)	74	152
Insmed Inc. (a)	63	1,107
Inspire Medical Systems Inc. (a)	9	564
Insulet Corporation (a) (b)	46	7,522
Integer Holdings Corporation (a)	24	1,841
Integra LifeSciences Holdings Corp. (a)	56	3,343
Intellia Therapeutics, Inc. (a) (b)	25	334
Intercept Pharmaceuticals, Inc. (a)	19	1,245
Intersect ENT, Inc. (a)	24	402
Intra-Cellular Therapies, Inc. (a) (b)	35	260
Intrexon Corporation (a) (b)	40	229
Intuitive Surgical, Inc. (a)	88	47,300
Invitae Corporation (a) (b)	63	1,215
Ionis Pharmaceuticals Inc. (a)	101	6,078
Iovance Biotherapeutics Inc. (a)	82	1,484
IQVIA Inc. (a)	127	18,978
iRhythm Technologies Inc. (a) (b)	19	1,415
Ironwood Pharmaceuticals, Inc. - Class A (a) (b)	122	1,050
Jazz Pharmaceuticals Public Limited Company (a)	43	5,469
Johnson & Johnson	2,016	260,872
KalVista Pharmaceuticals Inc. (a) (b)	7	86
Karyopharm Therapeutics Inc. (a) (b)	37	356
Kiniksa Pharmaceuticals Ltd. - Class A (a) (b)	8	70
Krystal Biotech, Inc. (a) (b)	10	331
Kura Operations, Inc. (a)	28	425
Laboratory Corporation of America Holdings (a)	75	12,633
Lantheus Holdings Inc. (a)	28	698
LeMaitre Vascular Inc.	14	485
Lexicon Pharmaceuticals, Inc. (a) (b)	36	109
LHC Group, Inc. (a)	23	2,581
Ligand Pharmaceuticals Incorporated (a) (b)	15	1,446
LivaNova PLC (a)	36	2,665
Luminex Corporation	33	685
MacroGenics Inc. (a)	33	426
Madrigal Pharmaceuticals Inc. (a) (b)	6	556
Magellan Health Services Inc. (a)	17	1,084
Mallinckrodt Public Limited Company (a) (b)	67	161
	Shares/Par[1]	Value ($)
Masimo Corp. (a)	39	5,781
McKesson Corporation	144	19,675
Medicines Co. (a) (b)	57	2,831
Medidata Solutions, Inc. (a)	47	4,325
Mednax, Inc. (a)	66	1,501
Medpace Holdings, Inc. (a)	22	1,812
Medtronic Public Limited Company	1,018	110,567
MeiraGTx Holdings plc (a)	10	167
Merck & Co., Inc.	1,955	164,576
Meridian Bioscience Inc.	33	313
Merit Medical Systems Inc. (a)	43	1,306
Mesa Laboratories, Inc. (b)	2	593
Mettler-Toledo International Inc. (a)	19	13,272
Minerva Neurosciences Inc. (a)	27	210
Mirati Therapeutics, Inc. (a) (b)	18	1,412
Molina Healthcare, Inc. (a)	46	4,997
Momenta Pharmaceuticals, Inc. (a)	76	984
Mylan Holdings Ltd. (a)	394	7,794
Myokardia, Inc. (a) (b)	33	1,727
Myovant Sciences Ltd. (a) (b)	22	117
Myriad Genetics, Inc. (a)	56	1,595
NanoString Technologies, Inc. (a)	25	548
Natera, Inc. (a) (b)	34	1,104
National Healthcare Corp.	9	740
National Research Corp. - Class A	10	566
Natus Medical Inc. (a)	27	851
Nektar Therapeutics (a) (b)	132	2,409
Neogen Corp. (a)	39	2,663
Neogenomics, Inc. (a)	75	1,428
Neurocrine Biosciences, Inc. (a)	70	6,290
Nevro Corp. (a)	23	1,961
Nextgen Healthcare Inc. (a)	40	626
Novavax, Inc. (a) (b)	16	80
Novocure Limited (a)	59	4,393
NuVasive Inc. (a)	39	2,485
Odonate Therapeutics, Inc. (a)	12	308
Omeros Corporation (a) (b)	36	583
Omnicell, Inc. (a)	32	2,277
OPKO Health, Inc. (a) (b)	264	551
OptiNose, Inc. (a) (b)	8	56
Orasure Technologies, Inc. (a)	50	374
Orthofix Medical Inc. (a)	14	738
Orthopediatrics Corp. (a) (b)	7	243
Pacific Biosciences of California, Inc. (a)	105	543
Pacira Biosciences, Inc. (a)	29	1,121
Patterson Cos. Inc. (b)	68	1,211
PDL BioPharma, Inc. (a) (b)	114	246
Penumbra, Inc. (a) (b)	24	3,254
PerkinElmer Inc.	84	7,147
Perrigo Company Public Limited Company	98	5,493
PetIQ, Inc. - Class A (a) (b)	15	399
Pfizer Inc.	4,216	151,469
Phibro Animal Health Corporation - Class A	15	328
Portola Pharmaceuticals, Inc. (a) (b)	55	1,487
PRA Health Sciences, Inc. (a)	46	4,524
Premier Healthcare Solutions, Inc. - Class A (a)	48	1,393
Prestige Consumer Healthcare Inc. (a)	39	1,344
Principia Biopharma Inc. (a)	7	185
Progenics Pharmaceuticals Inc. (a) (b)	73	369
Prothena Corporation Public Limited Company (a)	32	252
Providence Services Corp. (a)	10	579
PTC Therapeutics, Inc. (a)	39	1,330
Puma Biotechnology, Inc. (a)	24	255
Quanterix Corporation (a) (b)	7	153
Quest Diagnostics Incorporated	102	10,938
Quidel Corporation (a)	27	1,669
Quotient Limited (a) (b)	41	317
R1 RCM Inc. (a)	65	578
RA Pharmaceuticals, Inc. (a)	21	505
Radius Health Inc. (a)	34	881
RadNet Inc. (a)	33	472
Reata Pharmaceuticals, Inc. - Class A (a) (b)	15	1,229
Regeneron Pharmaceuticals, Inc. (a)	62	17,076
Regenxbio Inc. (a)	25	888
Repligen Corporation (a)	33	2,542

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
ResMed Inc.	109	14,721
Retrophin Inc. (a)	30	343
Revance Therapeutics Inc. (a) (b)	34	441
Rhythm Pharmaceuticals, Inc. (a) (b)	13	288
Rigel Pharmaceuticals Inc. (a)	117	218
Rocket Pharmaceuticals, Ltd. (a) (b)	24	274
Rockwell Medical, Inc. (a) (b)	34	93
Rubius Therapeutics, Inc. (a) (b)	25	196
Sage Therapeutics Inc. (a)	39	5,459
Sangamo Therapeutics Inc. (a)	83	755
Sarepta Therapeutics, Inc. (a)	57	4,284
Scholar Rock Holding Corporation (a) (b)	9	83
Seattle Genetics Inc. (a)	86	7,327
Select Medical Holdings Corporation (a)	87	1,446
Senseonics Holdings, Inc. (a) (b)	60	59
Solid Biosciences Inc. (a) (b)	14	146
Sorrento Therapeutics, Inc. (a) (b)	85	181
Spark Therapeutics, Inc. (a)	27	2,579
Spectrum Pharmaceuticals, Inc. (a)	77	638
Staar Surgical Co. (a) (b)	24	628
Stemline Therapeutics, Inc. (a) (b)	34	349
Steris Limited	64	9,319
Stryker Corp.	255	55,228
Supernus Pharmaceuticals Inc. (a)	42	1,156
SurModics Inc. (a)	11	497
Symbion, Inc. (a) (b)	11	79
Syneos Health, Inc. - Class A (a)	47	2,503
Tabula Rasa HealthCare Inc. (a) (b)	13	695
Tactile Systems Technology, Inc. (a)	12	514
Tandem Diabetes Care Inc. (a)	39	2,330
Teladoc Health, Inc. (a) (b)	52	3,496
Teleflex Inc.	35	11,906
Tenet Healthcare Corporation (a)	65	1,436
TG Biologics, Inc. (a) (b)	51	288
The Ensign Group, Inc.	39	1,872
TherapeuticsMD, Inc. (a) (b)	166	602
Theravance Biopharma, Inc. (a) (b)	30	581
Thermo Fisher Scientific Inc.	304	88,445
Tilray, Inc. (a) (b)	19	466
Tivity Health, Inc. (a) (b)	34	564
Transenterix Surgical, Inc. (a) (b)	129	80
Tricida, Inc. (a) (b)	13	411
Triple-S Management Corp. - Class B (a)	19	261
Twist Bioscience Corporation (a)	4	105
U. S. Physical Therapy, Inc.	10	1,257
Ultragenyx Pharmaceutical Inc. (a) (b)	41	1,768
uniQure N.V. (a) (b)	22	878
United Therapeutics Corporation (a)	34	2,708
	Shares/Par[1]	Value ($)
UnitedHealth Group Incorporated	722	156,828
Universal Health Services Inc. - Class B	63	9,402
Vanda Pharmaceuticals Inc. (a)	39	520
Varex Imaging Corporation (a)	30	870
Varian Medical Systems, Inc. (a)	70	8,282
Veeva Systems Inc. - Class A (a)	97	14,827
Veracyte, Inc. (a)	26	619
Vericel Corporation (a) (b)	33	494
Vertex Pharmaceuticals Incorporated (a)	194	32,915
ViewRay, Inc. (a) (b)	40	117
Viking Therapeutics, Inc. (a) (b)	51	349
Vocera Communications, Inc. (a) (b)	23	574
Voyager Therapeutics, Inc. (a)	18	302
Waters Corp. (a) (b)	53	11,777
Wave Life Sciences Ltd. (a) (b)	15	316
WellCare Health Plans, Inc. (a) (b)	38	9,883
West Pharmaceutical Services Inc.	56	7,917
Wright Medical Group N.V. (a)	91	1,874
Xencor, Inc. (a) (b)	40	1,357
Y-mAbs Therapeutics, Inc. (a) (b)	5	140
Zimmer Biomet Holdings, Inc.	156	21,383
ZIOPHARM Oncology, Inc. (a) (b)	108	461
Zoetis Inc. - Class A	364	45,356
Zogenix, Inc. (a)	30	1,191
Total Common Stocks (cost $2,461,896)		3,000,992
SHORT TERM INVESTMENTS 1.4%
Securities Lending Collateral 1.4%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (c) (d)	40,795	40,795
Investment Companies 0.0%
JNL Government Money Market Fund - Institutional Class, 1.86% (c) (d)	1,521	1,521
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.94%, 12/12/19 (e) (f)	285	284
Total Short Term Investments (cost $42,600)		42,600
Total Investments 101.3% (cost $2,504,496)		3,043,592
Other Derivative Instruments 0.0%		40
Other Assets and Liabilities, Net (1.3)%		(39,584)
Total Net Assets 100.0%		3,004,048

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2019.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Healthcare Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Health Care Select Sector Index	47	December 2019	4,342	40	(86)

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Information Technology Sector Fund
COMMON STOCKS 99.7%
Information Technology 98.9%
2U, Inc. (a)	28	453
3D Systems Corporation (a) (b)	55	450
8x8 Inc. (a)	45	936
A10 Networks, Inc. (a)	26	184
Acacia Communications, Inc. (a)	15	974
Accenture Public Limited Company - Class A	309	59,439
ACI Worldwide, Inc. (a)	56	1,756
Adobe Inc. (a)	236	65,293
Ads Alliance Data Systems Inc.	22	2,848
ADTRAN, Inc.	23	263
Advanced Micro Devices, Inc. (a)	497	14,413
Agilysys, Inc. (a)	8	209
Akamai Technologies, Inc. (a)	80	7,281
Alarm.Com Holdings, Inc. (a) (b)	19	884
Alpha and Omega Semiconductor Limited (a)	9	114
Altair Engineering Inc. - Class A (a) (b)	14	491
Alteryx, Inc. - Class A (a)	22	2,331
Ambarella Inc. (a)	16	1,017
Amkor Technology, Inc. (a)	52	476
Amphenol Corporation - Class A	144	13,882
Analog Devices, Inc.	179	19,998
Anixter International Inc. (a)	15	1,064
ANSYS, Inc. (a)	41	8,971
AppFolio, Inc. - Class A (a) (b)	6	567
Appian Corporation - Class A (a) (b)	9	442
Apple Inc.	2,228	499,036
Applied Materials, Inc.	458	22,846
Applied Optoelectronics, Inc. (a) (b)	9	102
Arista Networks, Inc. (a)	26	6,118
Arlo Technologies, Inc. (a)	38	128
Arrow Electronics, Inc. (a)	42	3,158
Aspen Technology, Inc. (a)	34	4,234
Autodesk, Inc. (a)	107	15,743
Automatic Data Processing, Inc.	210	33,910
Avaya Holdings Corp. (a)	53	544
Avnet, Inc.	51	2,283
AVX Corporation	25	373
Axcelis Technologies, Inc. (a)	16	268
Badger Meter, Inc. (b)	14	757
Belden Inc.	20	1,050
Benchmark Electronics, Inc.	23	656
Benefitfocus.Com, Inc. (a) (b)	15	364
Black Knight, Inc. (a)	69	4,199
Blackbaud, Inc.	24	2,125
Blackline, Inc. (a)	19	916
Booz Allen Hamilton Holding Corporation - Class A	67	4,727
Bottomline Technologies Inc. (a)	21	808
Box, Inc. - Class A (a)	65	1,078
Broadcom Inc.	192	52,920
Broadridge Financial Solutions, Inc.	56	7,017
Brooks Automation Inc.	34	1,267
Cabot Microelectronics Corporation (b)	14	1,969
CACI International Inc. - Class A (a)	12	2,767
Cadence Design Systems Inc. (a)	135	8,910
CalAmp Corp. (a)	16	179
Carbon Black, Inc. (a)	7	182
Carbonite Inc. (a)	15	240
Cardtronics PLC - Class A (a)	22	675
Casa Systems, Inc. (a)	15	114
Cass Information Systems, Inc.	7	386
CDK Global, Inc.	60	2,865
CDW Corp.	71	8,740
Ceridian HCM Holding Inc. (a) (c)	19	932
CEVA Inc. (a)	11	319
ChannelAdvisor Corp. (a)	9	88
Ciena Corp. (a)	74	2,906
Cirrus Logic Inc. (a)	30	1,584
Cisco Systems, Inc.	2,073	102,446
Cision Ltd. (a)	36	278
Citrix Systems Inc.	63	6,116
Cloudera, Inc. (a) (b)	106	936
	Shares/Par[1]	Value ($)
Cognex Corp.	84	4,105
Cognizant Technology Solutions Corp. - Class A	276	16,645
Coherent Inc. (a)	12	1,809
Cohu Inc.	20	266
CommScope Holding Company, Inc. (a)	93	1,095
CommVault Systems Inc. (a)	21	941
Comtech Telecommunications Corp.	11	373
Conduent Inc. (a)	87	541
CoreLogic, Inc. (a)	39	1,814
Cornerstone OnDemand, Inc. (a)	23	1,248
Corning Inc.	380	10,835
Coupa Software Incorporated (a)	28	3,643
Cree, Inc. (a) (b)	49	2,415
CSG Systems International, Inc.	16	839
CTS Corp.	15	492
Cypress Semiconductor Corp.	177	4,129
Daktronics Inc.	18	135
Dell Technology, Inc. - Class C (a)	74	3,844
Diebold Nixdorf Inc. (a)	30	340
Diodes Inc. (a)	19	779
DocuSign, Inc. (a)	50	3,074
Dolby Laboratories, Inc.	31	2,015
Domo Inc. (a)	4	70
Dropbox, Inc. - Class A (a)	93	1,881
DXC Technology Company	130	3,844
Ebix Inc. (b)	11	449
EchoStar Corp. - Class A (a)	23	930
Elastic NV (a)	13	1,055
Endurance International Group Holdings, Inc. (a) (b)	29	109
Enphase Energy, Inc. (a)	35	786
Entegris, Inc.	64	3,002
Envestnet, Inc. (a)	25	1,416
EPAM Systems, Inc. (a)	26	4,695
ePlus Inc. (a)	7	506
Euronet Worldwide Inc. (a)	25	3,617
Everbridge, Inc. (a) (b)	15	941
EVERTEC, Inc.	30	935
EVO Payments, Inc. - Class A (a)	13	369
Exela Technologies, Inc. (a)	22	26
ExlService Holdings Inc. (a)	17	1,113
Extreme Networks, Inc. (a)	57	417
F5 Networks Inc. (a)	28	3,908
Fabrinet (a)	18	923
Fair Isaac Corp. (a)	14	4,285
FARO Technologies Inc. (a)	8	398
Fidelity National Information Services, Inc.	297	39,443
FireEye, Inc. (a)	90	1,197
First Solar Inc. (a)	38	2,208
Fiserv Inc. (a)	278	28,834
Fitbit, Inc. - Class A (a) (b)	98	375
Five9 Inc. (a)	27	1,441
FleetCor Technologies Inc. (a)	42	11,965
Flex Ltd. (a)	258	2,700
FLIR Systems Inc.	67	3,517
Forescout Technologies, Inc. (a)	17	633
FormFactor Inc. (a)	36	667
Fortinet, Inc. (a)	69	5,275
Gartner Inc. (a)	43	6,195
Global Payments Inc.	145	23,034
GreenSky, Inc. - Class A (a) (b)	21	145
Guidewire Software, Inc. (a)	39	4,088
Hackett Group Inc.	12	191
Harmonic Inc. (a)	41	272
Hewlett Packard Enterprise Company	661	10,035
HP Inc.	736	13,927
HubSpot Inc. (a)	19	2,881
Ichor Holdings, Ltd. (a)	9	217
II-VI Inc. (a) (b)	41	1,459
Infinera Corporation (a) (b)	74	404
INPHI Corporation (a)	19	1,167
Insight Enterprises, Inc. (a)	17	957
Instructure, Inc. (a) (b)	14	555
Intel Corp.	2,169	111,748
InterDigital Communications, Inc.	17	885
International Business Machines Corp.	429	62,403

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Intuit Inc.	126	33,384
IPG Photonics Corporation (a) (b)	18	2,472
Itron Inc. (a)	17	1,267
J2 Cloud Services, LLC (b)	24	2,166
Jabil Inc.	63	2,267
Jack Henry & Associates Inc.	37	5,461
Juniper Networks, Inc.	167	4,136
KBR, Inc.	69	1,694
Kemet Corp.	25	455
Keysight Technologies, Inc. (a)	91	8,855
Kimball Electronics Group, LLC (a)	11	163
KLA-Tencor Corp.	79	12,638
Knowles Corporation (a)	44	887
Kulicke & Soffa Industries Inc.	33	769
Lam Research Corp.	74	17,006
Lattice Semiconductor Corp. (a)	62	1,142
Leidos Holdings Inc.	66	5,698
Limelight Networks, Inc. (a)	55	166
Littelfuse Inc.	12	2,154
LivePerson, Inc. (a)	29	1,025
Liveramp, Inc. (a)	33	1,410
LogMeIn, Inc.	25	1,783
Lumentum Holdings Inc. (a)	36	1,923
MACOM Technology Solutions Holdings, Inc. (a)	22	474
Manhattan Associates Inc. (a)	32	2,570
Mantech International Corp. - Class A	13	913
Marvell Technology Group Ltd	303	7,570
MasterCard Incorporated - Class A	440	119,542
Maxim Integrated Products, Inc.	130	7,542
MAXIMUS Inc.	31	2,404
MaxLinear, Inc. - Class A (a)	32	706
Mellanox Technologies Ltd (a)	22	2,389
Methode Electronics Inc.	18	602
Microchip Technology Incorporated (b)	114	10,554
Micron Technology Inc. (a)	542	23,242
Microsoft Corp.	3,526	490,185
MicroStrategy Inc. - Class A (a)	5	678
Mimecast Uk Limited (a)	24	860
Mitek Systems, Inc. (a)	16	152
MKS Instruments, Inc.	27	2,449
Mobileiron, Inc. (a)	24	158
Model N, Inc. (a)	11	301
MongoDB, Inc. - Class A (a) (b)	20	2,435
Monolithic Power Systems Inc.	19	3,029
Monotype Imaging Holdings Inc.	17	335
Motorola Solutions Inc.	80	13,591
MTS Systems Corp.	9	478
Nanometrics Inc. (a)	10	327
National Instruments Corp.	61	2,555
NCR Corporation (a)	57	1,802
NetApp, Inc.	121	6,370
NETGEAR, Inc. (a)	15	496
NetScout Systems, Inc. (a)	39	900
New Relic, Inc. (a)	23	1,410
NIC Inc.	32	666
Nlight, Inc. (a) (b)	10	161
Novantas Inc. (a)	16	1,303
Nuance Communications, Inc. (a)	139	2,266
Nutanix, Inc. - Class A (a)	64	1,682
NVE Corp.	2	156
NVIDIA Corporation	280	48,762
Okta, Inc. - Class A (a)	50	4,950
On Semiconductor Corporation (a)	199	3,829
Onespan, Inc. (a)	15	213
Oracle Corporation	1,167	64,237
OSI Systems Inc. (a)	8	845
Palo Alto Networks, Inc. (a)	46	9,460
Paychex Inc.	157	12,991
Paycom Software, Inc. (a)	24	5,058
Paylocity Holding Corporation (a)	17	1,621
Paypal Holdings, Inc. (a)	540	55,961
PC Connection, Inc.	6	227
PDF Solutions Inc. (a)	9	118
Pegasystems Inc.	19	1,296
Perficient, Inc. (a)	17	650
	Shares/Par[1]	Value ($)
Perspecta Inc.	72	1,887
Photronics Inc. (a)	34	369
Pivotal Software, Inc. - Class A (a)	28	413
Plantronics Inc. (b)	16	610
Plexus Corp. (a)	16	976
Pluralsight, Inc. - Class A (a) (b)	34	569
Power Integrations Inc.	14	1,288
Presidio Inc.	18	304
Progress Software Corp.	20	747
Proofpoint, Inc. (a)	26	3,372
PROS Holdings, Inc. (a)	16	948
PTC Inc. (a)	54	3,699
Pure Storage, Inc. - Class A (a)	109	1,851
Q2 Holdings, Inc. (a)	19	1,513
QAD Inc. - Class A	6	273
Qorvo, Inc. (a)	61	4,515
Qualcomm Incorporated	587	44,784
Qualys, Inc. (a)	16	1,213
Rambus Inc. (a)	52	682
Rapid7, Inc. (a)	19	844
RealPage, Inc. (a)	39	2,440
Ribbon Communications Inc. (a)	25	147
RingCentral, Inc. - Class A (a)	34	4,209
Rogers Corp. (a)	9	1,217
Rudolph Technologies Inc. (a)	15	408
Sabre Corporation	133	2,986
SailPoint Technologies Holdings, Inc. (a)	37	695
Salesforce.Com, Inc. (a)	403	59,767
Sanmina Corp. (a)	33	1,057
ScanSource Inc. (a)	12	379
Science Applications International Corp.	26	2,297
Seagate Technology Public Limited Company	122	6,564
Secureworks Corp. - Class A (a) (b)	3	39
Semtech Corp. (a)	32	1,559
ServiceNow, Inc. (a)	89	22,695
ShotSpotter, Inc. (a) (b)	3	73
Silicon Laboratories Inc. (a)	21	2,338
Skyworks Solutions, Inc.	83	6,566
SMART Global Holdings, Inc. (a)	10	261
Smartsheet Inc. - Class A (a) (b)	42	1,508
SolarEdge Technologies Ltd. (a)	21	1,773
Splunk Inc. (a)	72	8,490
SPS Commerce, Inc. (a)	17	797
Square, Inc. - Class A (a)	163	10,076
SS&C Technologies Holdings, Inc.	110	5,663
SunPower Corporation (a) (b)	31	338
SVMK Inc. (a)	10	176
Switch Inc - Class A (b)	24	373
Sykes Enterprises Inc. (a)	20	604
Symantec Corp.	311	7,346
Synaptics Incorporated (a) (b)	17	684
SYNNEX Corporation	21	2,377
Synopsys Inc. (a)	73	9,952
TE Connectivity Ltd.	163	15,155
Tech Data Corp. (a)	18	1,838
Tenable Holdings, Inc. (a)	12	263
Teradata Corporation (a)	58	1,788
Teradyne Inc.	85	4,931
Texas Instruments Incorporated	454	58,716
TiVo Corporation	60	457
Trimble Inc. (a)	121	4,702
TTEC Holdings, Inc.	8	363
TTM Technologies, Inc. (a)	45	551
Tyler Technologies Inc. (a)	18	4,791
Ultra Clean Holdings, Inc. (a)	19	276
Unisys Corp. (a)	25	184
Universal Display Corporation	21	3,447
Upland Software, Inc. (a)	11	385
Varonis Systems, Inc. (a) (b)	14	846
Veeco Instruments Inc. (a)	24	276
Verint Systems Inc. (a)	31	1,326
Verra Mobility Corporation - Class A (a)	49	701
Versum Materials, Inc.	53	2,793
ViaSat, Inc. (a)	19	1,436
Viavi Solutions Inc. (a)	110	1,538

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Virtusa Corporation (a)	14	493
Visa Inc. - Class A	844	145,175
Vishay Intertechnology Inc.	64	1,083
Vishay Precision Group, Inc. (a)	4	141
VMware Inc. - Class A	40	6,014
Western Digital Corp.	141	8,430
Western Union Co.	210	4,857
Wex, Inc. (a)	21	4,219
Workday, Inc. - Class A (a)	78	13,322
Workiva Inc. - Class A (a)	16	691
Xerox Holdings, Inc.	100	2,996
Xilinx Inc.	123	11,786
Xperii Corp.	24	493
Yext, Inc. (a) (b)	29	464
Zebra Technologies Corp. - Class A (a)	26	5,371
Zendesk, Inc. (a)	54	3,937
Zscaler, Inc. (a)	29	1,359
Zuora, Inc. - Class A (a) (b)	36	549
		3,037,111
Communication Services 0.8%
GoDaddy Inc. - Class A (a)	85	5,604
GTT Communications Inc. (a) (b)	16	150
The Trade Desk, Inc. - Class A (a)	18	3,317
Tucows Inc. (a) (b) (c)	4	236
Twilio Inc. - Class A (a) (b)	54	5,941
VeriSign, Inc. (a)	52	9,730
		24,978
	Shares/Par[1]	Value ($)
Industrials 0.0%
Advanced Energy Industries, Inc. (a)	19	1,087
Total Common Stocks (cost $1,927,353)		3,063,176
SHORT TERM INVESTMENTS 0.8%
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (d) (e)	15,614	15,614
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 1.86% (d) (e)	7,378	7,378
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.94%, 12/12/19 (f) (g)	605	603
Total Short Term Investments (cost $23,595)		23,595
Total Investments 100.5% (cost $1,950,948)		3,086,771
Other Derivative Instruments 0.0%		116
Other Assets and Liabilities, Net (0.5)%		(16,247)
Total Net Assets 100.0%		3,070,640

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2019.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Managers.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

JNL/Mellon Information Technology Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Technology Select Sector Index	124	December 2019	10,088	116	(26)

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon MSCI World Index Fund
COMMON STOCKS 98.6%
United States of America 60.5%
3M Company	5	784
Abbott Laboratories	15	1,218
AbbVie Inc.	12	925
ABIOMED, Inc. (a)	—	68
Activision Blizzard, Inc.	6	331
Acuity Brands, Inc.	—	47
Adobe Inc. (a)	4	1,107
Ads Alliance Data Systems Inc.	—	50
Advance Auto Parts, Inc.	1	101
Advanced Micro Devices, Inc. (a)	8	243
AerCap Holdings N.V. (a)	1	55
Affiliated Managers Group, Inc.	—	37
AFLAC Incorporated	6	318
Agilent Technologies, Inc.	3	196
AGNC Investment Corp.	4	71
Air Products and Chemicals, Inc.	2	403
Akamai Technologies, Inc. (a)	1	127
Albemarle Corporation (b)	1	65
Alexandria Real Estate Equities, Inc.	1	146
Alexion Pharmaceuticals, Inc. (a)	2	186
Align Technology, Inc. (a)	1	116
Alleghany Corporation (a)	—	100
Alliant Energy Corporation	2	105
Ally Financial Inc.	3	105
Alnylam Pharmaceuticals, Inc. (a)	1	70
Alphabet Inc. - Class A (a)	2	3,009
Alphabet Inc. - Class C (a)	3	3,144
Altice USA, Inc. - Class A (a)	1	40
Altria Group, Inc.	16	635
Amazon.com, Inc. (a)	3	5,982
AMERCO	—	25
Ameren Corporation	2	167
American Airlines Group Inc.	1	28
American Electric Power Company, Inc.	4	382
American Express Company	6	688
American Financial Group, Inc.	1	69
American International Group, Inc.	7	396
American Tower Corporation	4	808
American Water Works Company, Inc.	1	181
Ameriprise Financial, Inc.	1	159
AmerisourceBergen Corporation	1	108
AMETEK, Inc.	2	174
Amgen Inc.	5	969
Amphenol Corporation - Class A	2	234
Analog Devices, Inc.	3	345
Annaly Capital Management, Inc.	12	102
ANSYS, Inc. (a)	1	155
Anthem, Inc.	2	511
AO Smith Corp.	1	60
Apache Corporation	3	84
Apple Inc.	38	8,487
Applied Materials, Inc.	8	382
Aptiv PLC (c)	2	187
Aramark	2	91
Archer-Daniels-Midland Company	5	193
Arconic Inc.	3	90
Arista Networks, Inc. (a)	—	104
Arrow Electronics, Inc. (a)	1	52
Arthur J Gallagher & Co.	2	136
Assurant, Inc.	1	63
AT&T Inc.	60	2,272
Athene Holding Ltd - Class A (a)	1	54
Atmos Energy Corporation	1	110
Autodesk, Inc. (a)	2	273
Autoliv, Inc. (b)	1	59
Automatic Data Processing, Inc.	4	575
AutoZone, Inc. (a)	—	223
AvalonBay Communities, Inc.	1	251
Avery Dennison Corporation	1	78
AXA Equitable Holdings, Inc.	2	55
Axalta Coating Systems Ltd. (a)	2	52
	Shares/Par[1]	Value ($)
Baker Hughes, a GE Company, LLC - Class A	4	97
Ball Corporation	3	187
Bank of America Corporation	74	2,168
Bausch Health Companies Inc. (a)	3	57
Baxter International Inc.	4	355
BB&T Corporation	6	339
Becton, Dickinson and Company	2	563
Berkshire Hathaway Inc. - Class B (a)	11	2,224
Best Buy Co., Inc.	2	139
Biogen Inc. (a)	2	368
BioMarin Pharmaceutical Inc. (a)	2	101
BlackRock, Inc.	1	422
Booking Holdings Inc. (a)	—	697
BorgWarner Inc.	2	67
Boston Properties Inc.	1	168
Boston Scientific Corp. (a)	11	466
Brighthouse Financial, Inc. (a)	1	32
Bristol-Myers Squibb Co.	14	685
Broadcom Inc.	3	897
Broadridge Financial Solutions, Inc.	1	120
Brown-Forman Corp. - Class B	3	159
Bunge Limited	1	66
Burlington Stores Inc. (a)	1	110
C.H. Robinson Worldwide, Inc.	1	98
Cabot Oil & Gas Corp.	4	64
Cadence Design Systems Inc. (a)	2	154
Camden Property Trust	1	89
Campbell Soup Co.	1	68
Capital One Financial Corporation	4	357
Capri Holdings Limited (a)	1	43
Cardinal Health, Inc.	2	113
Carmax Inc. (a)	1	117
Caterpillar Inc.	5	592
Cboe Global Markets, Inc.	1	109
CBRE Group, Inc. - Class A (a)	3	141
CBS Corporation - Class B	3	115
CDK Global, Inc.	1	53
CDW Corp.	1	152
Celanese Corp. - Class A	1	124
Celgene Corp. (a)	6	577
Centene Corporation (a)	3	150
CenterPoint Energy, Inc.	4	126
CenturyLink Inc.	8	105
Cerner Corp.	3	186
CF Industries Holdings Inc.	2	91
Charles Schwab Corp.	10	415
Charter Communications, Inc. - Class A (a)	1	538
Cheniere Energy, Inc. (a)	2	122
Chevron Corp.	16	1,858
Chipotle Mexican Grill Inc. (a)	—	185
Chubb Limited	4	612
Church & Dwight Co. Inc.	2	156
Cigna Corp.	3	477
Cimarex Energy Co.	1	39
Cincinnati Financial Corp.	1	154
Cintas Corp.	1	200
Cisco Systems, Inc.	35	1,739
CIT Group Inc.	1	37
Citigroup Inc.	19	1,313
Citizens Financial Group Inc.	4	135
Citrix Systems Inc.	1	109
Clorox Co.	1	161
CME Group Inc.	3	620
CMS Energy Corp.	2	153
Coca-Cola Co.	33	1,814
Cognex Corp.	1	66
Cognizant Technology Solutions Corp. - Class A	5	279
Colgate-Palmolive Co.	7	498
Comcast Corporation - Class A	37	1,688
Comerica Inc.	1	80
ConAgra Brands Inc.	4	124
Concho Resources Inc.	2	115
ConocoPhillips	9	535
Consolidated Edison Inc.	3	257
Constellation Brands, Inc. - Class A	1	285

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Continental Resources Inc. (a)	1	26
Cooper Cos. Inc.	—	124
Copart Inc. (a)	2	138
Corning Inc.	6	185
Corteva, Inc.	6	170
CoStar Group, Inc. (a)	—	180
Costco Wholesale Corporation	4	1,041
Coty Inc. - Class A	2	24
Crown Castle International Corp.	3	478
Crown Holdings Inc. (a)	1	71
CSX Corp.	6	435
Cummins Inc.	1	204
CVS Health Corporation	11	672
D.R. Horton, Inc.	3	157
Danaher Corporation	5	768
Darden Restaurants Inc.	1	124
DaVita Inc. (a)	1	46
Deere & Co.	3	424
Dell Technology, Inc. - Class C (a)	1	66
Delta Air Lines Inc.	1	83
Dentsply Sirona Inc.	2	99
Devon Energy Corporation	3	79
DexCom Inc. (a)	1	108
Diamondback Energy, Inc.	1	117
Digital Realty Trust Inc.	2	224
Discover Financial Services	3	220
Discovery, Inc. - Class A (a) (b)	1	37
Discovery, Inc. - Class C (a)	3	72
Dish Network Corporation - Class A (a)	2	63
DocuSign, Inc. (a)	1	41
Dollar General Corp.	2	335
Dollar Tree Inc. (a)	2	229
Dominion Energy, Inc.	7	536
Domino's Pizza, Inc.	—	75
Dover Corp.	1	121
Dow Holdings Inc.	6	291
Dropbox, Inc. - Class A (a)	1	25
DTE Energy Company	2	203
Duke Energy Corporation	6	577
Duke Realty Corp.	3	100
DuPont de Nemours, Inc	6	438
DXC Technology Company	2	66
E*TRADE Financial Corp.	2	88
East West Bancorp, Inc.	1	55
Eastman Chemical Co.	1	84
Eaton Corporation Public Limited Company	3	287
Eaton Vance Corp.	1	47
eBay Inc.	7	270
Ecolab Inc.	2	426
Edison International	3	217
Edwards Lifesciences Corporation (a)	2	378
Elanco Animal Health (a)	3	73
Electronic Arts Inc. (a)	2	236
Eli Lilly & Co.	7	802
Emerson Electric Co.	5	335
Entergy Corporation	2	185
EOG Resources, Inc.	5	356
EPAM Systems, Inc. (a)	—	78
Equifax Inc.	1	141
Equinix, Inc.	1	397
Equity Lifestyle Properties, Inc.	1	89
Equity Residential	3	267
Erie Indemnity Company - Class A	—	31
Essex Property Trust Inc.	1	180
Estee Lauder Cos. Inc. - Class A	2	362
Everest Re Group, Ltd.	—	94
Evergy, Inc.	2	130
Eversource Energy	3	226
Exact Sciences Corporation (a)	1	91
Exelon Corporation	8	387
Expedia Group, Inc.	1	151
Expeditors International of Washington Inc.	1	106
Extra Space Storage Inc.	1	125
Exxon Mobil Corporation	35	2,458
F5 Networks Inc. (a)	—	68
	Shares/Par[1]	Value ($)
Facebook, Inc. - Class A (a)	20	3,522
FactSet Research Systems Inc.	—	73
Fastenal Co.	5	158
Federal Realty Investment Trust	1	85
FedEx Corporation	2	298
Fidelity National Financial, Inc.	2	104
Fidelity National Information Services, Inc.	5	670
Fifth Third Bancorp	6	169
First Republic Bank	1	132
FirstEnergy Corp.	4	206
Fiserv Inc. (a)	5	491
FleetCor Technologies Inc. (a)	1	203
FLIR Systems Inc.	1	55
Flowserve Corporation	1	55
Fluor Corp.	1	24
FMC Corp.	1	100
Ford Motor Co.	33	301
Fortinet, Inc. (a)	1	93
Fortive Corporation	3	172
Fortune Brands Home & Security, Inc.	1	62
Fox Corporation - Class A	3	94
Fox Corporation - Class B	1	40
Franklin Resources Inc.	3	73
Freeport-McMoRan Inc. - Class B	11	110
Gap Inc.	2	37
Gartner Inc. (a)	1	110
General Dynamics Corp.	2	370
General Electric Company	72	644
General Mills Inc.	5	277
General Motors Company	10	393
Genuine Parts Co.	1	121
Gilead Sciences Inc.	11	669
Global Payments Inc.	2	378
Globe Life Inc.	1	79
GoDaddy Inc. - Class A (a)	1	94
GrubHub Inc. (a) (b)	1	42
H & R Block, Inc.	2	44
Halliburton Co.	7	139
HanesBrands Inc.	3	50
Harley-Davidson Inc.	1	51
Hasbro Inc.	1	120
HCA Healthcare, Inc.	2	272
HCP, Inc.	4	142
HD Supply Holdings, Inc (a)	1	56
HEICO Corp.	—	35
HEICO Corp. - Class A	1	58
Helmerich & Payne Inc.	1	35
Henry Schein Inc. (a)	1	80
Hershey Co.	1	190
Hess Corporation	2	140
Hewlett Packard Enterprise Company	11	172
Hilton Worldwide Holdings Inc.	2	209
HollyFrontier Corp.	1	77
Hologic Inc. (a)	2	112
Home Depot Inc.	9	2,100
Honeywell International Inc.	6	1,011
Hormel Foods Corp.	2	105
Host Hotels & Resorts, Inc.	6	105
HP Inc.	12	231
Humana Inc.	1	289
Huntington Bancshares Inc.	9	124
Huntington Ingalls Industries Inc.	—	72
IAC/InterActiveCorp (a)	1	140
IDEX Corporation	1	104
IDEXX Laboratories, Inc. (a)	1	198
Illinois Tool Works Inc.	3	417
Illumina, Inc. (a)	1	369
Incyte Corporation (a)	1	108
Ingredion Inc.	1	44
Intel Corp.	37	1,897
Intercontinental Exchange, Inc.	5	425
International Business Machines Corp.	7	1,059
International Flavors & Fragrances Inc. (b)	1	103
International Paper Co.	3	131
Interpublic Group of Cos. Inc.	3	72

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Intuit Inc.	2	565
Intuitive Surgical, Inc. (a)	1	511
Invesco Ltd.	4	61
Invitation Homes Inc.	4	104
Ionis Pharmaceuticals Inc. (a)	1	62
IPG Photonics Corporation (a)	—	45
IQVIA Inc. (a)	1	205
Iron Mountain Incorporated	2	73
Jack Henry & Associates Inc.	1	97
Jacobs Engineering Group Inc.	1	99
Jardine Strategic Holdings Ltd.	2	54
Jazz Pharmaceuticals Public Limited Company (a)	—	63
JB Hunt Transport Services Inc.	1	80
Jefferies Financial Group Inc.	2	41
JM Smucker Co.	1	109
Johnson & Johnson	22	2,827
Johnson Controls International Public Limited Company	7	288
Jones Lang LaSalle Incorporated	—	57
JPMorgan Chase & Co.	27	3,142
Juniper Networks, Inc.	3	72
K.K.R. Co., Inc.	4	107
Kansas City Southern	1	110
Kellogg Co.	2	138
KeyCorp	8	145
Keysight Technologies, Inc. (a)	2	152
Kimberly-Clark Corp.	3	404
KiMcO Realty Corporation	3	71
Kinder Morgan, Inc.	17	347
KLA-Tencor Corp.	1	217
Knight-Swift Transportation Holdings Inc. - Class A	1	44
Kohl's Corp.	1	72
Kraft Heinz Foods Company	6	156
Kroger Co.	7	176
L3Harris Technologies, Inc.	2	381
Laboratory Corporation of America Holdings (a)	1	142
Lam Research Corp.	1	282
Lamb Weston Holdings Inc.	1	87
Las Vegas Sands Corp.	3	166
Lear Corp.	1	60
Leggett & Platt Inc.	1	49
Leidos Holdings Inc.	1	97
Lennar Corp. - Class A	2	136
Lennox International Inc.	—	76
Liberty Broadband Corp. - Class C (a)	1	92
Liberty Media Corp. - Class C (a)	2	69
Liberty Property Trust	1	68
Liberty SiriusXM Group - Class A (a)	1	28
Liberty SiriusXM Group - Class C (a)	1	54
Limited Brands Inc.	2	37
Lincoln National Corp.	2	102
Live Nation Inc. (a)	1	81
LKQ Corp. (a)	3	85
Lockheed Martin Corporation	2	814
Loews Corp.	2	116
Lowe's Cos. Inc.	7	717
M&T Bank Corporation	1	165
Macerich Co. (b)	1	28
Macy's, Inc.	3	40
ManpowerGroup Inc.	—	41
Marathon Oil Corp.	7	88
Marathon Petroleum Corporation	5	328
Markel Corp. (a)	—	137
MarketAxess Holdings Inc.	—	97
Marriott International Inc. - Class A	2	287
Marsh & McLennan Cos. Inc.	4	418
Martin Marietta Materials Inc.	1	141
Marvell Technology Group Ltd	5	130
Masco Corp.	2	102
MasterCard Incorporated - Class A	7	2,030
Maxim Integrated Products, Inc.	2	132
McCormick & Co. Inc.	1	160
McDonald's Corporation	6	1,347
McKesson Corporation	2	211
Merck & Co., Inc.	21	1,782
	Shares/Par[1]	Value ($)
MetLife, Inc.	7	311
Mettler-Toledo International Inc. (a)	—	146
MGM Resorts International	4	115
Microchip Technology Incorporated	2	186
Micron Technology Inc. (a)	9	388
Microsoft Corp.	60	8,335
Mid-America Apartment Communities, Inc.	1	125
Middleby Corp. (a)	—	55
Mohawk Industries Inc. (a)	1	68
Molson Coors Brewing Company - Class B	2	92
Mondelez International Inc. - Class A	12	661
MongoDB, Inc. - Class A (a) (b)	—	37
Monster Beverage 1990 Corporation (a)	3	195
Moody's Corp.	1	293
Morgan Stanley	10	440
MOS Holdings Inc.	3	62
Motorola Solutions Inc.	1	230
MSCI Inc.	1	149
Mylan Holdings Ltd. (a)	4	87
NASDAQ Inc.	1	94
National Oilwell Varco Inc.	3	70
National Retail Properties Inc.	1	76
Nektar Therapeutics (a)	1	25
NetApp, Inc.	2	106
Netflix, Inc. (a)	4	968
Newell Brands Inc.	3	59
Newmont Goldcorp Corporation (c)	7	259
News Corporation - Class A	3	48
NextEra Energy, Inc.	4	922
Nielsen Holdings plc	3	64
Nike Inc. - Class B	10	969
NiSource Inc.	3	91
Noble Energy Inc.	4	92
Nordstrom Inc.	1	33
Norfolk Southern Corp.	2	390
Northern Trust Corp.	2	162
Northrop Grumman Systems Corp.	1	495
Norwegian Cruise Line Holdings Ltd. (a)	2	93
NRG Energy Inc.	2	84
Nucor Corp.	3	128
NVIDIA Corporation	5	830
NVR, Inc. (a)	—	100
Occidental Petroleum Corporation	7	324
OGE Energy Corp.	2	73
Okta, Inc. - Class A (a)	1	80
Old Dominion Freight Line Inc.	1	93
Omnicom Group Inc.	2	139
On Semiconductor Corporation (a)	4	67
ONEOK Inc.	3	252
Oracle Corporation	20	1,081
O'Reilly Automotive, Inc. (a)	1	257
Owens Corning Inc.	1	52
PACCAR Inc.	3	196
Packaging Corp. of America	1	82
Palo Alto Networks, Inc. (a)	1	162
Parker Hannifin Corp.	1	192
Parsley Energy Inc. - Class A	2	34
Paychex Inc.	3	221
Paycom Software, Inc. (a)	—	81
Paypal Holdings, Inc. (a)	9	956
People's United Financial Inc.	3	49
PepsiCo Inc.	12	1,580
PerkinElmer Inc.	1	74
Perrigo Company Public Limited Company	1	63
Pfizer Inc.	46	1,640
Philip Morris International Inc.	13	978
Phillips 66	4	387
Pinnacle West Capital Corp.	1	89
Pioneer Natural Resources Co.	1	177
Plains GP Holdings, L.P. - Class A (a)	1	28
PNC Financial Services Group Inc.	4	518
Polaris Industries Inc.	—	39
PPG Industries Inc.	2	234
PPL Corporation	6	189
Principal Financial Group, Inc.	2	133

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Procter & Gamble Co.	21	2,567
Progressive Corp.	5	373
ProLogis Inc.	5	444
Prudential Financial Inc.	3	297
PTC Inc. (a)	1	63
Public Service Enterprise Group Inc.	4	259
Public Storage	1	321
Pulte Homes Inc.	2	76
PVH Corp.	1	59
Qiagen N.V. (a)	2	64
Qorvo, Inc. (a)	1	77
QUALCOMM Inc.	10	764
Quest Diagnostics Incorporated	1	118
Qurate Retail, Inc. - Class A (a)	3	34
Ralph Lauren Corp. - Class A	—	41
Raymond James Financial Inc.	1	86
Raytheon Co.	2	449
Realty Income Corp.	2	190
Regency Centers Corp.	1	97
Regeneron Pharmaceuticals, Inc. (a)	1	184
Regions Financial Corporation	8	132
Reinsurance Group of America Inc.	—	79
Republic Services Inc.	2	166
ResMed Inc.	1	164
Robert Half International Inc.	1	59
Rockwell Automation Inc.	1	157
Roku Inc. - Class A (a) (b)	—	50
Rollins Inc.	1	45
Roper Industries Inc.	1	302
Ross Stores Inc.	3	329
Royal Caribbean Cruises Ltd.	1	156
S&P Global Inc.	2	493
Sabre Corporation	2	50
Salesforce.Com, Inc. (a)	7	1,014
Sarepta Therapeutics, Inc. (a)	—	33
SBA Communications Corporation	1	224
Schlumberger Ltd.	11	392
Sealed Air Corporation	1	53
Seattle Genetics Inc. (a)	1	77
SEI Investments Co.	1	63
Sempra Energy	2	330
Sensata Technologies Holding PLC (a)	1	71
ServiceNow, Inc. (a)	1	379
Sherwin-Williams Co.	1	373
Signature Bank	—	59
Simon Property Group Inc.	3	401
Sirius XM Holdings Inc. (b)	14	85
Skyworks Solutions, Inc.	1	113
SL Green Realty Corp.	1	62
Snap Inc. - Class A (a) (b)	5	85
Snap-On Inc.	—	76
Southwest Airlines Co.	1	61
Spectrum Brands Legacy, Inc.	—	3
Spirit Aerosystems Holdings Inc. - Class A	1	72
Splunk Inc. (a)	1	147
Sprint Corporation (a)	7	44
Square, Inc. - Class A (a)	3	167
SS&C Technologies Holdings, Inc.	2	97
Stanley Black & Decker Inc.	1	177
Starbucks Corp.	10	879
State Street Corp.	3	187
Steel Dynamics Inc.	2	58
Steris Limited	1	96
Stryker Corp.	3	600
Sun Communities Inc.	1	104
SunTrust Banks Inc.	4	252
SVB Financial Group (a)	—	94
Symantec Corp.	5	125
Synchrony Financial	5	171
Synopsys Inc. (a)	1	170
Sysco Corp.	4	320
T. Rowe Price Group, Inc.	2	227
Take-Two Interactive Software Inc. (a)	1	119
Tapestry Inc.	2	62
Targa Resources Corp.	2	82
	Shares/Par[1]	Value ($)
Target Corporation	4	448
TD Ameritrade Holding Corporation	2	111
TechnipFMC PLC	4	85
Teleflex Inc.	—	128
Tesla Inc. (a) (b)	1	262
Texas Instruments Incorporated	8	996
Textron Inc.	2	96
The AES Corporation	5	89
The Allstate Corporation	3	300
The Bank of New York Mellon Corporation (d)	7	318
The Boeing Company	4	1,672
The Goldman Sachs Group, Inc.	3	559
The Hartford Financial Services Group, Inc.	3	184
The Southern Company	9	529
The Travelers Companies, Inc.	2	326
Thermo Fisher Scientific Inc.	3	963
Tiffany & Co.	1	85
TJX Cos. Inc.	10	553
T-Mobile US Inc. (a)	3	218
Tractor Supply Co.	1	87
TransDigm Group Inc.	—	207
TransUnion	2	122
Trimble Inc. (a)	2	81
TripAdvisor Inc. (a)	1	35
Twilio Inc. - Class A (a)	1	92
Twitter, Inc. (a)	6	252
Tyson Foods Inc. - Class A	2	209
U.S. Bancorp	12	686
Uber Technologies, Inc. (a) (b) (c)	1	37
UDR Inc.	2	107
UGI Corp.	2	83
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	119
Under Armour Inc. - Class A (a)	2	34
Under Armour Inc. - Class C (a)	2	31
Union Pacific Corp.	6	941
United Airlines Holdings, Inc. (a)	1	52
United Parcel Service Inc. - Class B	6	685
United Rentals Inc. (a)	1	77
United Technologies Corp.	7	926
UnitedHealth Group Incorporated	8	1,698
Universal Health Services Inc. - Class B	1	103
Unum Group	2	53
Vail Resorts, Inc.	—	75
Valero Energy Corporation	3	290
Varian Medical Systems, Inc. (a)	1	92
Veeva Systems Inc. - Class A (a)	1	160
Ventas, Inc.	3	219
VEREIT, Inc.	8	76
VeriSign, Inc. (a)	1	171
Verisk Analytics, Inc.	1	205
Verizon Communications Inc.	34	2,053
Vertex Pharmaceuticals Incorporated (a)	2	358
VF Corp.	3	252
Viacom Inc. - Class B	3	70
Visa Inc. - Class A	14	2,461
Vistra Energy Corp.	3	73
VMware Inc. - Class A	1	103
Vornado Realty Trust	1	94
Voya Financial Inc.	1	66
Vulcan Materials Co.	1	164
W. R. Berkley Corporation	1	90
W.P. Carey Inc.	1	128
WABCO Holdings Inc. (a)	—	59
Wabtec Corp.	1	104
Walgreens Boots Alliance Inc.	6	359
Walmart Inc.	12	1,398
Walt Disney Co.	15	1,929
Waste Connections, Inc. (c)	2	201
Waste Management, Inc.	4	403
Waters Corp. (a)	1	124
Wayfair Inc. - Class A (a) (b)	—	54
WEC Energy Group Inc.	3	251
WellCare Health Plans, Inc. (a)	—	106
Wells Fargo & Co.	35	1,771
Welltower Inc.	3	297

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Western Digital Corp.	2	143
Western Union Co.	4	82
Westlake Chemical Corp.	—	18
Westrock Company, Inc.	2	79
Weyerhaeuser Co.	6	166
Whirlpool Corp.	1	86
Williams Cos. Inc.	10	237
Workday, Inc. - Class A (a)	1	224
WW Grainger Inc.	—	118
Wynn Resorts Ltd.	1	90
Xcel Energy Inc.	4	272
Xerox Holdings, Inc.	2	46
Xilinx Inc.	2	205
XPO Logistics Inc. (a)	1	57
Xylem Inc.	2	121
Yum! Brands Inc.	2	282
Zayo Group Holdings, Inc. (a)	2	65
Zebra Technologies Corp. - Class A (a)	—	87
Zillow Group, Inc. - Class C (a) (b)	1	28
Zimmer Biomet Holdings, Inc.	2	235
Zions Bancorp	1	64
Zoetis Inc. - Class A	4	493
		208,165
Japan 8.2%
ABC-Mart Inc.	—	19
Acom Co. Ltd. (b)	4	15
Advantest Corporation	2	71
AEON Co. Ltd.	5	96
AEON Financial Service Co. Ltd. (b)	1	15
AEON Mall Co. Ltd.	1	11
Air Water Inc.	1	25
Aisin Seiki Co. Ltd.	1	41
Ajinomoto Co. Inc.	4	68
Alfresa Holdings Corp.	2	38
All Nippon Airways Co. Ltd.	1	34
ALPS Alpine Co. Ltd.	2	30
Amada Co. Ltd.	3	34
Aozora Bank, Ltd. (b)	1	28
Asahi Breweries Ltd.	3	149
Asahi Glass Co. Ltd.	2	50
Asahi Intecc Co., Ltd.	2	42
Asahi Kasei Corp.	11	105
Astellas Pharma Inc.	15	219
Bandai Namco Holdings Inc. (b)	2	100
Bank of Kyoto Ltd.	1	20
Benesse Holdings Inc.	1	18
Bridgestone Corp.	5	183
Brother Industries Ltd.	2	31
Calbee,Inc.	1	22
Canon Inc.	8	225
Casio Computer Co. Ltd. (b)	2	28
Central Japan Railway Co.	1	247
China Bank Ltd. (b)	5	26
Chubu Electric Power Co. Inc.	5	74
Chugai Pharmaceutical Co. Ltd.	2	148
Chugoku Electric Power Co. Inc. (b)	3	32
Coca-Cola Bottlers Japan Holdings Inc.	1	25
Concordia Financial Group, Ltd.	9	35
Credit Saison Co. Ltd.	1	13
CyberAgent Inc. (b)	1	31
Dai Nippon Printing Co. Ltd.	2	54
Daicel Corp.	3	21
Daifuke Co. Ltd. (b)	1	47
Dai-ichi Life Holdings, Inc.	9	138
Daiichi Sankyo Company, Ltd	5	298
Daikin Industries Ltd.	2	265
Dainippon Sumitomo Pharma Co. Ltd. (b)	2	25
Daito Trust Construction Co. Ltd.	1	77
Daiwa House Industry Co. Ltd.	5	153
Daiwa House REIT Investment Corporation	—	42
Daiwa Securities Group Inc.	12	55
Denso Corp.	4	159
Dentsu Inc.	2	64
Disco Corp. (b)	—	38
	Shares/Par[1]	Value ($)
East Japan Railway Co.	3	239
Eisai Co. Ltd.	2	107
Electric Power Development Co., Ltd.	1	30
Familymart Co., Ltd.	2	49
Fanuc Ltd.	2	303
Fast Retailing Co. Ltd. (b)	1	298
Fuji Electric Holdings Co. Ltd.	1	31
FUJIFILM Holdings Corp.	3	128
Fujitsu Ltd.	2	129
Fukuoka Financial Group, Inc.	2	30
GMO Payment Gateway, Inc.	—	20
Hakuhodo DY Holdings Incorporated	2	31
Hamamatsu Photonics KK	1	41
Hankyu Hanshin Holdings Inc.	2	73
Hikari Tsushin Inc.	—	43
Hino Motors Ltd.	2	20
Hirose Electric Co. Ltd.	—	27
Hisamitsu Pharmaceutical Co. Inc.	1	22
Hitachi Chemical Co. Ltd.	1	33
Hitachi Construction Machinery Co. Ltd. (b)	1	24
Hitachi High-Technologies Corp.	1	35
Hitachi Ltd.	8	296
Hitachi Metals Ltd.	2	22
Honda Motor Co. Ltd.	13	349
Hoshizaki Corporation	—	32
Hoya Corp.	3	254
Hulic Co. Ltd.	3	28
Idemitsu Kosan Co., Ltd.	2	45
IHI Corp. (b)	1	26
Iida Group Holdings Co., Ltd. (b)	1	23
Inpex Corporation	9	80
Isetan Mitsukoshi Holdings Ltd. (b)	3	25
Isuzu Motors Ltd.	5	54
ITOCHU Corp.	11	230
ITOCHU Techno-Solutions Corporation (b)	1	16
J.Front Retailing Co., Ltd.	2	20
Japan Airlines Co., Ltd	1	30
Japan Airport Terminal Co. Ltd. (b)	—	17
Japan Exchange Group Inc.	4	68
Japan Post Bank Co., Ltd. (b)	4	35
JAPAN POST HOLDINGS Co., Ltd.	13	122
Japan Prime Realty Investment Corp.	—	29
Japan Real Estate Investment Corp.	—	74
Japan Retail Fund Investment Corp.	—	47
Japan Tobacco Inc.	10	213
JFE Holdings Inc.	4	50
JGC Corp.	2	25
JS Group Corp.	2	42
JSR Corp.	2	24
JTEKT Corp. (b)	2	17
JXTG Holdings, Inc.	27	122
Kajima Corp.	4	53
Kakaku.com Inc.	1	32
Kamigumi Co. Ltd.	1	23
Kaneka Corp.	—	13
Kansai Electric Power Co. Inc.	6	65
Kansai Paint Co. Ltd. (b)	1	33
Kao Corp.	4	297
Kawasaki Heavy Industries Ltd. (b)	1	27
KDDI Corp.	15	381
Keihan Holdings Co. Ltd.	1	36
Keikyu Corp.	2	39
Keio Corp.	1	50
Keisei Electric Railway Co. Ltd.	1	45
Keyence Corp.	1	436
Kikkoman Corp. (b)	1	53
Kintetsu Corp.	1	73
Kirin Holdings Co. Ltd.	7	146
Kobayashi Pharmaceutical Co. Ltd.	—	31
Kobe Steel Ltd.	3	15
Koito Manufacturing Co. Ltd.	1	44
Komatsu Ltd. (b)	8	180
Konami Corp.	1	34
Konica Minolta Holdings Inc.	4	24
Kose Corp.	—	51

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Kubota Corp.	8	128
Kuraray Co. Ltd.	3	32
Kurita Water Industries Ltd.	1	24
Kyocera Corp.	3	168
Kyowa Kirin Co., Ltd. (b)	2	35
Kyushu Electric Power Co. Inc.	3	29
Kyushu Railway Company	1	45
Lawson Inc.	—	20
Line Corporation (a) (b)	—	14
Lion Corp.	2	40
M3, Inc.	4	85
Makita Corp.	2	60
Marubeni Corp.	12	83
Marui Group Co. Ltd. (b)	2	32
Maruichi Steel Tube Ltd. (b)	1	13
Mazda Motor Corp. (b)	5	45
McDonald's Holdings Co. Japan Ltd.	1	29
Mebuki Financial Group, Inc.	7	16
Medipal Holdings Corp.	2	36
Meiji Holdings Co., Ltd.	1	73
Mercari, Inc. (a)	1	12
Minebea Mitsumi Inc.	3	50
MISUMI Group Inc.	3	59
Mitsubishi Chemical Holdings Corporation	10	72
Mitsubishi Corp.	11	273
Mitsubishi Electric Corp.	15	196
Mitsubishi Estate Co. Ltd.	10	192
Mitsubishi Gas Chemical Co. Inc.	1	17
Mitsubishi Heavy Industries Ltd.	3	102
Mitsubishi Materials Corp.	1	27
Mitsubishi Motors Corp.	6	26
Mitsubishi Tanabe Pharma Corp.	2	22
Mitsubishi UFJ Financial Group Inc.	101	516
Mitsubishi UFJ Lease & Finance Co. Ltd.	3	17
Mitsui & Co. Ltd. (b)	13	222
Mitsui Chemicals Inc.	2	36
Mitsui Fudosan Co. Ltd.	8	187
Mitsui OSK Lines Ltd.	1	20
Mizuho Financial Group Inc.	198	304
MonotaRO Co., Ltd.	1	32
MS&AD Insurance Group Holdings, Inc.	4	124
Murata Manufacturing Co. Ltd.	5	227
Nabtesco Corp.	1	31
Nagoya Railroad Co. Ltd.	2	48
NEC Corp.	2	85
NEC Electronics Corp. (a)	7	45
NEXON Co.,Ltd. (a)	4	44
NGK Insulators Ltd.	2	34
NGK Spark Plug Co. Ltd.	1	25
Nidec Corp.	2	244
Nikon Corp. (b)	3	34
Nintendo Co. Ltd.	1	335
Nippon Building Fund Inc.	—	85
Nippon Electric Glass Co. Ltd.	1	18
Nippon Express Co. Ltd.	1	31
Nippon Meat Packers Inc.	1	28
Nippon Paint Co. Ltd.	1	63
Nippon Steel Corporation	7	94
Nippon Telegraph & Telephone Corp.	5	253
Nippon Yusen KK	2	25
Nissan Chemical Industries Ltd.	1	46
Nissan Motor Co. Ltd.	19	122
Nisshin Seifun Group Inc.	2	33
Nissin Foods Holdings Co. Ltd.	1	36
Nitori Co. Ltd.	1	88
Nitto Denko Corp.	1	58
Nomura Holdings Inc.	27	117
Nomura Real Estate Holdings, Inc.	1	24
Nomura Real Estate Master Fund. Inc.	—	56
Nomura Research Institute Ltd.	3	60
NSK Ltd. (b)	3	25
NTT Data Corp.	5	65
NTT DoCoMo Inc.	11	276
Obayashi Corp.	6	58
Obic Co. Ltd.	1	57
	Shares/Par[1]	Value ($)
Odakyu Electric Railway Co. Ltd.	2	58
OJI Holdings Corp.	7	33
Olympus Corp.	10	130
Omron Corp. (b)	2	83
Ono Pharmaceutical Co. Ltd.	3	58
Oracle Corp. Japan	—	26
Oriental Land Co. Ltd.	2	244
ORIX Corp.	11	166
Osaka Gas Co. Ltd.	3	58
Otsuka Corp.	1	32
Otsuka Holdings Co., Ltd.	3	120
Pan Pacific International Holdings Corporation	4	60
Panasonic Corp.	18	149
Park24 Co. Ltd.	1	23
PeptiDream Inc. (a) (b)	1	29
Persol Holdings Co., Ltd.	1	25
Pigeon Corp.	1	37
Pola Orbis Holdings Inc.	1	18
Prologis	—	44
Rakuten Inc.	7	71
Recruit Holdings Co., Ltd.	11	340
Resona Holdings Inc.	16	70
Ricoh Co. Ltd.	6	51
Rinnai Corp.	—	20
Rohm Co. Ltd.	1	62
Ryohin Keikaku Co. Ltd. (b)	2	37
Sankyo Co. Ltd.	—	14
Santen Pharmaceutical Co. Ltd.	3	51
SBI Holdings Inc.	2	39
Secom Co. Ltd.	2	156
Sega Sammy Holdings Inc.	2	22
Seibu Holdings Inc.	2	30
Seiko Epson Corp.	3	35
Sekisui Chemical Co. Ltd.	3	48
Sekisui House Ltd.	5	105
Seven & I Holdings Co., Ltd.	6	242
Seven Bank, Ltd. (b)	6	15
SG Holdings Co., Ltd. (b)	1	27
Sharp Corp. (b)	2	24
Shimadzu Corp.	2	48
Shimamura Co. Ltd.	—	16
Shimano Inc.	1	91
Shimizu Corp.	5	44
Shin-Etsu Chemical Co. Ltd.	3	324
Shinsei Bank Ltd.	2	22
Shionogi & Co. Ltd.	2	128
Shiseido Co. Ltd.	3	265
Shizuoka Bank Ltd.	4	30
Showa Denko KK	1	26
SMC Corp.	1	215
SoftBank Corporation (b)	14	190
SoftBank Group Corp.	14	538
Sohgo Security Services Co. Ltd.	1	26
Sompo Holdings, Inc. (b)	3	117
Sony Corp.	11	621
Sony Financial Holdings Inc.	1	26
Stanley Electric Co. Ltd.	1	29
Subaru Corp. NPV	5	144
SUMCO Corporation	2	23
Sumitomo Chemical Co. Ltd. (b)	13	59
Sumitomo Corp.	10	151
Sumitomo Electric Industries Ltd.	6	82
Sumitomo Heavy Industries Ltd.	1	30
Sumitomo Metal Mining Co. Ltd.	2	62
Sumitomo Mitsui Financial Group Inc.	11	377
Sumitomo Mitsui Trust Holdings Inc. (b)	3	98
Sumitomo Realty & Development Co. Ltd.	3	107
Sumitomo Rubber Industries Inc.	1	15
Sundrug Co. Ltd.	1	22
Suntory Beverage & Food Limited	1	47
Suzuken Co. Ltd.	1	32
Suzuki Motor Corp.	3	132
Sysmex Corp.	1	94
T&D Holdings Inc.	5	48
Taiheiyo Cement Corp.	1	30

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Taisei Corp.	2	66
Taisho Pharmaceutical Holdings Company Ltd.	—	22
Taiyo Nippon Sanso Corp. (b)	1	24
Takeda Pharmaceutical Co. Ltd.	12	420
TDK Corp.	1	99
Teijin Ltd.	2	33
Terumo Corp.	5	168
THK Co. Ltd.	1	29
Tobu Railway Co. Ltd.	2	52
Toho Co. Ltd.	1	44
Toho Gas Co. Ltd.	1	23
Tohoku Electric Power Co. Inc.	4	34
Tokio Marine Holdings Inc.	5	279
Tokyo Century Corp.	—	14
Tokyo Electric Power Co. Holdings Inc. (a)	12	57
Tokyo Electron Ltd. (b)	1	250
Tokyo Gas Co. Ltd.	3	83
Tokyu Corp.	4	79
Tokyu Fudosan Holdings Corporation	5	30
Toppan Printing Co. Ltd.	2	36
Toray Industries Inc.	12	87
Toshiba Corp.	4	125
Tosoh Corp.	2	28
TOTO Ltd. (b)	1	41
Toyo Seikan Group Holdings Ltd.	1	17
Toyo Suisan Kaisha Ltd.	1	32
Toyoda Gosei Co. Ltd.	1	12
Toyota Industries Corp.	1	69
Toyota Motor Corp.	19	1,262
Toyota Tsusho Corp.	2	52
Trend Micro Inc.	1	48
TSURUHA Holdings ,Inc.	—	33
Unicharm Corp.	3	105
United Urban Investment Corp.	—	42
USS Co. Ltd.	2	39
Welcia Holdings Co.,Ltd.	—	15
West Japan Railway Co.	1	119
Yahoo! Japan Corp.	23	65
Yakult Honsha Co. Ltd.	1	56
Yamada Denki Co. Ltd.	6	28
Yamaha Corp.	1	54
Yamaha Motor Co. Ltd.	3	45
Yamato Holdings Co. Ltd.	3	41
Yamazaki Baking Co. Ltd.	1	21
Yaskawa Electric Corp.	2	74
Yokogawa Electric Corp. (b)	2	39
Yokohama Rubber Co. Ltd.	1	22
ZOZO, Inc.	2	39
		28,089
United Kingdom 5.4%
3i Group plc	8	118
Admiral Group PLC	1	39
Anglo American PLC	9	200
Antofagasta PLC	4	39
Aon PLC - Class A	2	387
Ashtead Group Public Limited Company	4	110
Associated British Foods PLC	3	87
AstraZeneca PLC	11	961
Auto Trader Group PLC (e)	7	46
Aviva PLC	32	157
BAE Systems PLC	26	182
Barclays Plc	141	259
Barratt Developments P L C	8	64
BP P.L.C.	168	1,061
British American Tobacco P.L.C.	19	699
BT Group Plc	70	154
Bunzl Public Limited Company	3	72
Burberry Group Plc	3	89
Carnival Plc	3	149
Carnival Plc	1	57
Centrica PLC	46	41
Coca-Cola European Partners PLC (c)	2	109
Coca-Cola HBC AG	2	53
Compass Group PLC	13	335
	Shares/Par[1]	Value ($)
Croda International Public Limited Company	1	63
DCC Public Limited Company	1	70
Diageo PLC	19	796
Direct Line Insurance Group plc	12	46
easyJet PLC	1	21
Evraz PLC	3	19
Experian PLC	8	242
Ferguson PLC	2	142
Fiat Chrysler Automobiles N.V.	9	112
Fresnillo PLC	2	17
G4S PLC	14	32
GlaxoSmithKline PLC	41	878
GVC Holdings PLC	4	41
Halma Public Limited Company	3	72
Hargreaves Lansdown PLC	2	59
HSBC Holdings PLC	166	1,275
IHS Markit Ltd. (a)	3	213
Imperial Brands PLC	8	179
Informa Switzerland Limited	10	109
InterContinental Hotels Group PLC	1	89
Intertek Group Plc	1	92
Investec PLC	6	31
ITV Plc	32	50
J Sainsbury PLC	15	40
John Wood Group P.L.C.	6	26
Johnson Matthey PLC	2	58
Kingfisher Plc	18	46
Land Securities Group PLC	6	61
Legal & General Group PLC	50	152
Liberty Global PLC - Class A (a)	1	30
Liberty Global PLC - Class C (a)	3	79
Linde Public Limited Company	4	863
Lloyds Banking Group PLC	578	384
London Stock Exchange Group PLC	3	231
Marks & Spencer Group Plc	17	39
Meggitt PLC	6	45
Melrose Holdings Limited	41	103
Merlin Entertainments PLC (e)	6	36
Micro Focus International PLC	3	42
Mondi plc	4	72
National Grid PLC	28	306
Next Plc	1	84
Ocado Group PLC (a)	4	58
Pearson PLC	6	56
Persimmon Public Limited Company	3	67
Prudential Public Limited Company (d)	21	377
Reckitt Benckiser Group PLC	6	459
Relx PLC	16	377
Rentokil Initial PLC	14	83
Rio Tinto PLC	9	487
Rolls-Royce Holdings plc (a)	15	141
RSA INSURANCE GROUP PLC	8	53
Schroders PLC	1	42
SEGRO Public Limited Company	9	91
Severn Trent PLC	2	57
Smith & Nephew PLC	7	173
Smiths Group PLC	3	61
Spirax-Sarco Engineering PLC	1	55
SSE PLC	9	134
St. James's Place PLC	4	50
Standard Chartered PLC	23	193
Standard Life Aberdeen PLC	20	71
Taylor Wimpey PLC	26	51
Tesco PLC	81	239
The Berkeley Group Holdings PLC	1	55
The British Land Company Public Limited Company	7	49
The Royal Bank of Scotland Group Public Limited Company	41	105
The Sage Group PLC.	9	74
TUI AG (f)	4	46
Unilever N.V.	12	718
Unilever PLC	9	545
United Utilities Group PLC	5	54
Vodafone Group Public Limited Company	220	438
Weir Group PLC(The)	2	35

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Whitbread PLC	1	56
Willis Towers Watson Public Limited Company	1	208
WM Morrison Supermarkets P L C	20	49
WPP 2012 Limited	11	132
		18,752
Canada 3.5%
Agnico Eagle Mines Limited	2	102
Air Canada (a)	1	26
Alimentation Couche-Tard Inc.	7	221
AltaGas Ltd. (b)	2	31
ATCO Ltd. - Class I	1	26
Aurora Cannabis Inc. (a) (b)	6	25
Bank of Montreal	5	390
Barrick Gold Corp.	15	252
BCE Inc.	1	58
BlackBerry Limited (a)	5	24
Bombardier Inc. - Class B (a)	18	24
Brookfield Asset Management Inc. - Class A	7	366
CAE Inc.	2	53
Cameco Corp.	4	34
Canadian Imperial Bank of Commerce	4	305
Canadian National Railway Co.	6	536
Canadian Natural Resources Ltd.	10	258
Canadian Pacific Railway Ltd.	1	244
Canadian Tire Corporation, Limited - Class A	1	56
Canadian Utilities Limited - Class A	1	35
Canopy Growth Corporation (a) (b)	2	39
CCL Industries Inc. - Class B	1	52
Cenovus Energy Inc.	9	81
CGI Inc. (a)	2	158
CI Financial Corp.	2	28
Constellation Software Inc.	—	200
Cronos Group Inc. (a) (b)	2	14
Dollarama Inc.	2	86
Emera Inc.	2	70
Empire Company Limited - Class A	1	35
Enbridge Inc.	17	586
EnCana Corp. (b)	12	55
Fairfax Financial Holdings Ltd.	—	88
First Capital Realty Inc.	2	25
First Quantum Minerals Ltd.	6	47
Fortis Inc.	4	152
Franco-Nevada Corporation	2	137
George Weston Ltd.	1	52
Gildan Activewear Inc.	2	60
Great-West Lifeco Inc.	2	58
H&R Real Estate Investment Trust	1	23
Husky Energy Inc. (a)	3	22
Hydro One Limited (e)	3	50
iA Financial Corporation Inc.	1	36
IGM Financial Inc. (b)	1	23
Imperial Oil Ltd.	2	57
Intact Financial Corporation	1	111
Inter Pipeline Ltd.	3	60
Keyera Corp.	2	41
Kinross Gold Corporation (a)	9	43
Kirkland Lake Gold Ltd.	2	72
Loblaw Cos. Ltd.	2	91
Lululemon Athletica Inc. (a)	1	180
Lundin Mining Corp.	5	22
Magna International Inc.	3	139
Manulife Financial Corp.	16	299
Methanex Corporation	1	21
Metro Inc.	2	90
National Bank of Canada	3	134
Nutrien Ltd. (b)	5	237
ONEX Corporation	1	43
Open Text Corp	2	90
Pembina Pipeline Corporation	4	156
Power Corporation of Canada	2	55
Power Financial Corp (b)	2	51
Prairiesky Royalty Ltd. (b)	2	26
Quebecor Inc. - Class B	1	27
Restaurant Brands International Limited Partnership	2	142
	Shares/Par[1]	Value ($)
RioCan REIT	1	22
Rogers Communications Inc. - Class B	3	146
Royal Bank of Canada	12	957
Saputo Inc.	2	58
Shaw Communications Inc. - Class B	4	75
Shopify Inc. - Class A (a)	1	249
SmartCentres Real Estate Investment Trust	1	15
SNC-Lavalin Group Inc.	1	20
Sun Life Financial Inc.	5	215
Suncor Energy Inc.	13	404
TC Energy Corporation (b)	8	399
Teck Resources Ltd. - Class B	4	66
TELUS Corp.	2	60
The Bank of Nova Scotia	10	568
The Stars Group Inc. (a) (b)	2	25
The Toronto-Dominion Bank	15	880
Thomson Reuters Corporation	2	109
Tourmaline Oil Corp	2	21
Vermilion Energy Inc. (b)	1	23
West Fraser Timber Co. Ltd.	1	20
Wheaton Precious Metals Corp.	4	94
WSP Canada Inc.	1	53
		11,909
France 3.5%
Accor SA	1	61
Aeroports de Paris	—	47
Alstom	1	57
Amundi (e)	—	30
Arkema	1	57
AtoS SE	1	60
AXA SA	16	412
Biomerieux SA	—	25
BNP Paribas SA	9	455
Bollore SA	8	33
Bouygues SA	2	77
Bureau Veritas	2	59
Capgemini SA	1	158
Carrefour SA	5	88
Casino Guichard Perrachon SA (b)	1	24
Cie de Saint-Gobain	4	158
Cie Generale d'Optique Essilor International SA	2	339
CNP Assurances SA	2	30
Compagnie Generale des Etablissements Michelin	1	155
Covivio	—	39
Credit Agricole SA	9	115
Danone	5	447
Dassault Aviation SA	—	31
Dassault Systemes SA	1	152
EDENRED	2	93
Eiffage	1	68
Electricite de France	5	57
Engie	15	246
Eurazeo SA	—	24
Eurofins Scientific SE (b)	—	45
Eutelsat Communications	2	29
Faurecia	1	27
Gecina SA	—	60
Getlink S.E.	4	54
Hermes International SCA	—	180
Icade SA	—	19
Iliad SA	—	22
Imerys	—	13
Ingenico Group	—	45
IPSEN	—	32
JC Decaux SA	1	18
Kering SA	1	317
Klepierre	2	58
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	4	500
Legrand SA	2	159
L'Oreal SA	2	582
LVMH Moet Hennessy Louis Vuitton SE	2	914
Natixis	8	35
Orange SA	16	253
Pernod-Ricard SA	2	311

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Peugeot SA	5	121
Publicis Groupe SA	2	83
Remy Cointreau SA	—	28
Renault SA	2	93
Safran	3	420
Sanofi SA	9	861
Sartorius Stedim Biotech	—	30
Schneider Electric SE (a)	5	397
SCOR	1	57
SEB SA	—	31
Societe BIC SA	—	12
Societe Generale SA	6	177
Sodexo SA	1	79
SUEZ	3	43
Teleperformance	—	106
Thales SA	1	105
Total SA	20	1,025
Ubisoft Entertainment (a)	1	48
Valeo	2	67
Veolia Environnement	4	112
VINCI	4	455
Vivendi SA	8	209
Wendel SA	—	35
Worldline (a)	1	39
		11,903
Switzerland 3.3%
ABB Ltd.	15	297
Adecco Group AG	1	74
Alcon AG (a)	3	195
Baloise Holding AG	—	73
Barry Callebaut AG	—	39
Clariant AG	2	34
Compagnie Financiere Richemont SA	4	318
Credit Suisse Group AG	21	254
Dufry AG	—	20
EMS-Chemie Holding AG	—	45
Garmin Ltd.	1	92
Geberit AG	—	143
Givaudan SA	—	207
Glencore PLC	89	268
Julius Bar Gruppe AG	2	85
Kühne + Nagel International AG	—	63
LafargeHolcim Ltd.	4	196
Lindt & Spruengli AG	—	83
Lonza Group AG	1	203
Nestle SA	25	2,732
Novartis AG	18	1,529
Pargesa Holding SA	—	27
Partners Group Holding AG	—	113
Roche Holding AG	6	1,680
Schindler Holding AG	—	40
SGS SA	—	104
Sika AG	1	150
Sonova Holding AG	—	109
STMicroelectronics NV	5	106
Straumann Holding AG	—	69
Swatch Group AG	—	25
Swatch Group AG	—	63
Swiss Life Holding AG	—	133
Swiss Prime Site AG	1	63
Swiss Re AG	3	265
Swisscom AG	—	110
TE Connectivity Ltd.	3	261
Temenos Group AG	—	83
UBS Group AG	32	363
Vifor Pharma Management AG	—	61
Zurich Insurance Group AG	1	481
		11,256
Germany 2.6%
1&1 Drillisch AG	—	12
Adidas AG	1	463
Allianz SE	4	818
ATF Netherlands B.V.	7	54
Axel Springer SE	—	31
	Shares/Par[1]	Value ($)
BASF SE	8	525
Bayer AG	8	537
Bayerische Motoren Werke AG	3	196
Beiersdorf AG	1	101
Brenntag AG	1	61
Carl Zeiss Meditec AG	—	30
Ceconomy AG	2	26
Continental AG	1	112
Covestro AG (e)	1	71
Daimler AG	8	375
Delivery Hero SE (a) (e)	1	40
Deutsche Bank AG	16	117
Deutsche Boerse AG	2	245
Deutsche Lufthansa AG	2	33
Deutsche Post AG	8	271
Deutsche Telekom AG	28	465
Deutsche Wohnen Service Merseburg GmbH	3	106
Dresdner Bank AG	8	49
E.ON SE	19	181
Evonik Industries AG	1	36
Fraport AG Frankfurt Airport Services Worldwide	—	31
Fresenius Medical Care AG & Co. KGaA	2	122
Fresenius SE & Co. KGaA	4	164
GEA Group AG	1	31
Hannover Rueck SE	—	82
HeidelbergCement AG	1	93
Henkel AG & Co. KGaA	1	81
Hochtief AG	—	20
Hugo Boss AG	1	31
Infineon Technologies AG	10	176
Kion Group AG	1	27
Knorr - Bremse Aktiengesellschaft	—	30
LANXESS Aktiengesellschaft	1	45
Merck KGaA	1	115
MTU Aero Engines AG	—	117
Muenchener Rueckversicherungs AG	1	303
Puma SE	1	50
RTL Group SA (c)	—	17
RWE AG	4	138
SAP SE	8	956
Siemens AG	6	677
Siemens Healthineers AG (e)	1	48
Symrise AG	1	99
Telefonica Deutschland Holding AG	7	18
ThyssenKrupp AG	3	45
Uniper SE	2	51
United Internet AG	1	39
Volkswagen AG	—	50
Vonovia SE	4	211
Wirecard AG	1	154
Zalando SE (a) (e)	1	45
		9,021
Australia 2.4%
AGL Energy Limited	6	72
Alumina Ltd.	22	36
Amcor Ltd.	13	123
AMP Ltd.	26	33
APA Group	10	77
Aristocrat Leisure Ltd.	5	101
ASX Ltd.	2	85
Aurizon Holdings Limited	16	62
AusNet Services Holdings Pty Ltd	17	20
Australia & New Zealand Banking Group Ltd.	23	445
Bank of Queensland Ltd. (b)	4	24
Bendigo and Adelaide Bank Ltd.	4	34
BHP Group Plc	24	605
BHP Group PLC	18	374
BlueScope Steel Ltd.	5	38
Boral Ltd.	11	34
Brambles Limited	13	103
Caltex Australia Ltd.	2	34
Challenger Financial Services Group Ltd.	5	23
CIMIC Group Limited	1	18
Coca-Cola Amatil Ltd.	4	31

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Cochlear Ltd.	—	65
Coles Group Limited	9	98
Commonwealth Bank of Australia	15	798
Computershare Ltd.	4	40
Crown Resorts Limited	3	22
CSL Ltd.	4	586
DEXUS Funds Management Limited	9	73
Flight Centre Ltd.	1	17
Fortescue Metals Group Ltd.	12	71
Goodman Funding Pty Ltd	14	130
GPT Group	16	68
Harvey Norman Holdings Ltd. (b)	5	16
Incitec Pivot Ltd.	12	27
Insurance Australia Group Ltd.	18	97
LendLease Corp. Ltd.	5	59
Macquarie Group Limited	3	236
Magellan Financial Group Ltd	1	26
Medibank Private Limited	22	50
Mirvac Group	33	69
National Australia Bank Ltd.	23	459
Newcrest Mining Ltd.	6	146
Oil Search Ltd.	11	53
Orica Ltd.	3	52
Origin Energy Ltd.	15	80
QBE Insurance Group Ltd.	11	90
Ramsay Health Care Ltd.	1	49
REA Group Ltd.	—	35
Rio Tinto Ltd.	3	196
Santos Ltd.	15	78
Scentre Group Limited	43	114
SEEK Limited	3	44
Sonic Health Care Ltd.	4	68
South32 Limited	41	72
Stockland	19	59
Suncorp Group Limited	11	100
Sydney Airport Corporation Limited	10	53
Tabcorp Holdings Ltd.	16	52
Telstra Corp. Ltd.	34	81
TPG Telecom Ltd.	3	16
Transurban Group	22	223
Treasury Wine Estates Limited	6	78
Vicinity Centres RE Ltd	26	46
Washington H Soul Pattinson & Co. Ltd.	1	10
Wesfarmers Ltd.	9	247
Westpac Banking Corp.	28	564
Woodside Petroleum Ltd.	8	172
Woolworths Group Ltd.	10	257
WorleyParsons Ltd. (b)	2	21
		8,435
Netherlands 1.9%
ABN AMRO Bank N.V. - CVA (e)	4	64
Adyen B.V. (a) (e)	—	54
Aegon NV	15	63
Airbus SE	5	624
Akzo Nobel N.V.	2	171
ASML Holding	3	867
CNH Industrial N.V.	9	88
Heineken Holding N.V.	1	97
Heineken NV	2	231
ING Groep N.V.	32	338
Koninklijke Ahold Delhaize N.V.	10	244
Koninklijke DSM N.V.	1	179
Koninklijke KPN NV	29	90
Koninklijke Philips Electronics NV	8	353
Koninklijke Vopak NV	1	33
LyondellBasell Industries N.V. - Class A	2	200
NN Group N.V.	2	84
NXP Semiconductors N.V.	2	260
Prosus N.V. (a)	4	293
Randstad NV	1	52
Royal Dutch Shell PLC - Class A	36	1,046
Royal Dutch Shell PLC - Class B	31	913
Unibail-Rodamco SE	1	168
	Shares/Par[1]	Value ($)
Wolters Kluwer NV	2	172
		6,684
Ireland 1.1%
Accenture Public Limited Company - Class A	5	1,016
AIB Group Public Limited Company	6	17
Alkermes Public Limited Company (a)	1	25
Allegion Public Limited Company	1	85
Allergan Public Limited Company	3	451
Bank of Ireland Group Public Limited Company	8	33
CRH Plc	7	224
Flutter Entertainment Public Limited Company	1	58
Ingersoll-Rand Public Limited Company	2	246
James Hardie Industries Public Limited Company - CDI	3	57
Kerry Group Plc - Class A	1	152
Kingspan Group Plc	1	61
Medtronic Public Limited Company	11	1,196
Pentair Public Limited Company	1	50
Seagate Technology Public Limited Company	2	107
Smurfit Kappa Funding Designated Activity Company	2	55
		3,833
Hong Kong 1.1%
AIA Group Limited	100	944
ASM Pacific Technology Ltd.	2	29
Bank of East Asia Ltd.	11	28
BOC Hong Kong Holdings Ltd.	30	102
CK Asset Holdings Limited	21	142
CK Hutchison Holdings Limited	22	199
CK Infrastructure Holdings Limited	6	40
CLP Holdings Ltd.	13	136
Dairy Farm International Holdings Ltd.	2	15
Galaxy Entertainment Group Ltd.	18	112
Hang Lung Properties Ltd.	17	40
Hang Seng Bank Ltd.	6	136
Henderson Land Development Co. Ltd.	11	53
HK Electric Investments Limited	23	22
HKT Trust	28	44
Hong Kong & China Gas Co. Ltd.	83	162
Hong Kong Exchanges & Clearing Ltd.	10	287
Hongkong Land Holdings Ltd.	9	53
Hysan Development Co. Ltd.	6	24
Jardine Matheson Holdings Ltd.	2	102
Kerry Properties Ltd.	6	19
Link Real Estate Investment Trust	17	188
Melco Resorts & Entertainment Ltd. - ADR	2	35
MGM China Holdings Limited (b)	8	13
MTR Corp.	12	69
New World Development Ltd.	50	65
NWS Holdings Ltd.	14	22
PCCW Ltd.	39	22
Power Assets Holdings Ltd.	12	81
Shangri-La Asia Ltd.	12	12
Sino Land Co.	24	36
SJM Holdings Limited	18	17
Sun Hung Kai Properties Ltd.	13	188
Swire Pacific Ltd. - Class A	4	39
Swire Properties Limited	10	33
Techtronic Industries Company Limited	12	80
Vitasoy International Holdings Ltd. (b)	6	24
WH Group Limited (e)	72	65
Wharf Holdings Ltd.	11	24
Wharf Real Estate Investment Company Limited	10	55
Wheelock & Co. Ltd.	7	40
Yue Yuen Industrial Holdings Ltd.	7	19
		3,816
Spain 1.0%
ACS, Actividades de Construccion y Servicios, S.A.	2	86
AENA, S.M.E., S.A. (e)	1	106
Amadeus IT Group SA	4	258
Banco Bilbao Vizcaya Argentaria SA	55	285
Banco de Sabadell, S.A.	48	47
Banco Santander SA	134	546
Bankia, S.A.	9	17

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Bankinter SA	6	38
CaixaBank, S.A.	31	81
Cellnex Telecom, S.A. (e)	2	63
Enagas SA	2	47
Endesa SA	3	66
Ferrovial, S.A.	4	117
Grifols, S.A. - Class A	2	71
Iberdrola, S.A.	49	515
Industria de Diseno Textil, S.A.	9	277
MAPFRE, S.A.	10	26
Naturgy Energy Group SA	3	69
Red Electrica Corporacion, S.A.	4	72
Repsol SA	12	190
Siemens Gamesa Renewable Energy, S.A.	2	29
Telefonica SA	39	296
		3,302
Sweden 0.8%
AB SKF - Class B	3	56
Aktiebolaget Electrolux - Class B	2	43
Aktiebolaget Industrivarden - Class C	2	33
Aktiebolaget Volvo - Class B	12	172
Alfa Laval AB	3	52
Assa Abloy AB - Class B	8	187
Atlas Copco Aktiebolag - Class A	6	173
Atlas Copco Aktiebolag - Class B	3	91
Boliden AB	2	51
Epiroc Aktiebolag - Class A	5	56
Epiroc Aktiebolag - Class B	3	35
Essity Aktiebolag (publ) - Class B	5	145
Hennes & Mauritz AB - Class B (b)	7	130
Hexagon Aktiebolag - Class B	2	107
Husqvarna Aktiebolag - Class B	4	29
ICA Gruppen Aktiebolag	1	33
Investor AB - Class B	4	186
Kinnevik AB - Class B	2	50
L E Lundbergforetagen AB - Series B	1	26
Lundin Petroleum AB	2	50
Nordea Bank Abp	25	179
Sandvik AB	9	147
Securitas AB - Class B	3	43
Skandinaviska Enskilda Banken AB - Class A	13	124
Skanska AB - Class B	3	54
Svenska Handelsbanken AB - Class A	13	119
Swedbank AB - Class A	8	110
Swedish Match AB	1	54
Tele2 AB - Class B	4	59
Telefonaktiebolaget LM Ericsson - Class B	25	198
Telia Co. AB	23	105
		2,897
Italy 0.7%
Assicurazioni Generali SpA	9	173
Atlantia SpA	4	103
Davide Campari-Milano S.p.A.	5	43
Enel SpA	68	506
ENI SpA	21	323
Exor Nederland N.V.	1	58
Ferrari N.V.	1	155
Finecobank Banca Fineco SPA	5	49
Intesa Sanpaolo SpA	122	290
Leonardo S.p.A.	4	43
Mediobanca SpA	5	56
Moncler S.p.A.	1	52
Pirelli & C. S.p.A. (e)	3	17
Poste Italiane - Societa' Per Azioni (e)	5	53
Prysmian S.p.A.	2	40
Recordati Industria Chimica E Farmaceutica S.p.A.	1	40
Snam Rete Gas SpA	17	86
Telecom Italia SpA	55	30
Telecom Italia SpA (a)	80	46
Terna – Rete Elettrica Nazionale S.p.A.	11	74
UniCredit S.p.A.	17	199
		2,436
Denmark 0.6%
A P Moller - Maersk A/S - Class A	—	36
	Shares/Par[1]	Value ($)
A P Moller - Maersk A/S - Class B	—	60
Carlsberg A/S - Class B	1	134
Chr. Hansen Holding A/S	1	69
Coloplast A/S - Class B	1	121
Danske Bank A/S	6	77
Demant A/S (a)	1	22
DSV A/S	2	172
Genmab A/S (a)	1	106
H Lundbeck A/S	1	21
ISS A/S	1	31
Novo Nordisk A/S - Class B	15	751
Novozymes A/S - Class B	2	74
Orsted A/S (e)	2	144
Pandora A/S	1	29
Tryg A/S	1	30
Vestas Wind Systems A/S	2	116
		1,993
Singapore 0.4%
Ascendas REIT	19	43
CapitaLand Commercial Trust Management Limited	23	35
CapitaLand Ltd.	20	51
CapitaMall Trust	22	43
City Developments Ltd.	4	26
ComfortDelgro Corp. Ltd.	20	34
DBS Group Holdings Ltd.	15	266
Flex Ltd. (a)	4	46
Genting Singapore Limited	54	34
Golden Agri-Resources Ltd.	65	11
Jardine Cycle & Carriage Ltd.	1	20
Keppel Corporation Limited	11	49
Oversea-Chinese Banking Corporation Limited	25	197
Sembcorp Industries Ltd	9	14
Singapore Airlines Ltd.	5	32
Singapore Airport Terminal Services Ltd.	6	22
Singapore Exchange Ltd.	7	45
Singapore Press Holdings Ltd. (b)	15	22
Singapore Technologies Engineering Ltd.	14	39
Singapore Telecommunications Limited	68	153
Suntec Real Estate Investment Trust	16	22
United Overseas Bank Ltd.	10	193
UOL Group Ltd.	4	24
Venture Corp. Ltd.	3	29
Wilmar International Limited	14	39
Yangzijiang Shipbuilding (Holdings) Ltd.	21	15
		1,504
Belgium 0.3%
ageas SA/NV	1	83
Anheuser-Busch InBev	6	595
Colruyt SA (b)	1	29
Groupe Bruxelles Lambert SA	1	61
KBC Groep NV	2	136
Proximus	1	40
Solvay SA	1	63
Telenet Group Holding	—	22
UCB SA	1	76
Umicore (b)	2	64
		1,169
Finland 0.3%
Elisa Oyj	1	57
Fortum Oyj	4	87
Kone Corporation - Class B	3	158
Metso Oyj	1	29
Neste Oyj (b)	4	116
Nokia Oyj	46	234
Nokian Renkaat Oyj	1	30
Nordea Bank Abp (a)	—	3
Orion Oyj - Class B	1	35
Sampo Oyj - Class A	4	143
Stora Enso Oyj - Class R	5	55
UPM-Kymmene Oyj	4	128
Wartsila Oyj (b)	4	40
		1,115

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Norway 0.2%
Aker BP ASA	1	27
DNB Bank ASA	8	144
Equinor ASA	8	156
Gjensidige Forsikring ASA	2	35
Mowi ASA	4	83
Norsk Hydro ASA	12	43
Orkla ASA	6	57
Schibsted ASA - Class B	1	23
Telenor ASA	6	122
Yara International ASA	1	61
		751
Israel 0.2%
Azrieli Group Ltd.	—	31
Bank Hapoalim BM	10	75
Bank Leumi Le-Israel BM	12	83
Check Point Software Technologies Ltd (a)	1	106
CyberArk Software Ltd. (a)	—	24
Elbit Systems Ltd.	—	35
Israel Chemicals Ltd.	5	26
Israel Discount Bank Ltd. - Class A	8	34
Mizrahi Tefahot Bank Ltd.	1	32
Nice Ltd. (a)	—	72
Teva Pharmaceutical Industries Ltd. - ADR (a) (b)	9	62
Wix.Com Ltd. (a)	—	42
		622
New Zealand 0.1%
a2 Milk Co. Ltd. (a)	6	50
Auckland International Airport Limited	9	49
Fisher & Paykel Healthcare Corp.	4	48
Fletcher Building Ltd.	6	20
Meridian Energy Limited	12	38
Ryman Healthcare Ltd.	4	31
Spark New Zealand Ltd.	17	46
		282
Austria 0.1%
Andritz AG	1	27
Erste Group Bank AG	3	86
OMV AG	1	62
Raiffeisen Bank International AG	1	31
Verbund AG	1	28
Voestalpine AG	1	24
		258
Luxembourg 0.1%
ArcelorMittal	6	79
Millicom International Cellular SA - SDR	1	29
SES S.A. - FDR	3	59
Tenaris SA	4	45
		212
Bermuda 0.1%
Arch Capital Group Ltd. (a)	3	140
RenaissanceRe Holdings Ltd	—	71
		211
Argentina 0.1%
MercadoLibre S.R.L (a)	—	199
Portugal 0.1%
Energias de Portugal SA	21	83
Galp Energia, SGPS, S.A.	4	62
Jeronimo Martins, SGPS, S.A.	2	38
		183
	Shares/Par[1]	Value ($)
Macau 0.0%
Sands China Ltd.	20	91
Wynn Macau, Limited	14	27
		118
China 0.0%
BeiGene, Ltd. - ADR (a)	—	38
United Arab Emirates 0.0%
NMC Health PLC (b)	1	24
Total Common Stocks (cost $310,244)		339,177
PREFERRED STOCKS 0.2%
Germany 0.2%
Bayerische Motoren Werke AG	—	28
Fuchs Petrolub SE	1	24
Henkel AG & Co. KGaA (g)	1	148
Porsche Automobil Holding SE (g)	1	82
Sartorius AG	—	53
Volkswagen AG (g)	2	256
		591
Switzerland 0.0%
Lindt & Spruengli AG (g)	—	66
Schindler Holding AG (g)	—	75
		141
Total Preferred Stocks (cost $780)		732
RIGHTS 0.0%
Australia 0.0%
HARVEY NORMAN HOLDINGS LIMITED (a)	—	—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 1.8%
Investment Companies 0.9%
JNL Government Money Market Fund - Institutional Class, 1.86% (d) (h)	3,180	3,180
Securities Lending Collateral 0.8%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (d) (h)	2,697	2,697
U.S. Treasury Bill 0.1%
Treasury, United States Department of
1.94%, 12/12/19 (i) (j)	240	239
Total Short Term Investments (cost $6,116)		6,116
Total Investments 100.6% (cost $317,140)		346,025
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net (0.6)%		(2,125)
Total Net Assets 100.0%		343,901

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2019.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Managers.

(d) Investment in affiliate.

(e) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Managers. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $932 and 0.3% of the Fund.

(f) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(g) Convertible security.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

(i) All or a portion of the security is pledged or segregated as collateral.

(j) The coupon rate represents the yield to maturity.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TUI AG	09/21/17	69	46	—

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	401	—	67	7	(11)	(5)	318	0.1%
Prudential Public Limited Company	395	—	22	14	(6)	10	377	0.1%
	796	—	89	21	(17)	5	695	0.2%

JNL/Mellon MSCI World Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	15	December 2019	EUR	527	4	6
FTSE 100 Index	3	December 2019	GBP	219	—	3
S&P 500 Index	18	December 2019		2,703	13	(22)
S&P/ASX 200 Index	1	December 2019	AUD	167	—	—
S&P/TSX 60 Index	1	December 2019	CAD	199	—	—
Topix Index	3	December 2019	JPY	46,801	(3)	8
					14	(5)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	CIT	12/18/19	AUD	167	113	(2)
AUD/USD	HSB	12/18/19	AUD	1	—	—
CAD/USD	CIT	12/18/19	CAD	197	149	(1)
EUR/USD	BCL	12/18/19	EUR	176	193	(1)
EUR/USD	BOA	12/18/19	EUR	57	62	(1)
EUR/USD	CIT	12/18/19	EUR	497	546	(8)
EUR/USD	RBC	12/18/19	EUR	35	39	—
EUR/USD	SGA	12/18/19	EUR	106	117	(1)
GBP/USD	BCL	12/18/19	GBP	48	59	—
GBP/USD	CIT	12/18/19	GBP	147	182	(3)
JPY/USD	CIT	12/18/19	JPY	22,510	209	(2)
JPY/USD	CIT	12/18/19	JPY	15,915	148	—
USD/AUD	BMO	12/18/19	AUD	(167)	(113)	—
USD/CAD	RBC	12/18/19	CAD	(200)	(151)	—
USD/EUR	BMO	12/18/19	EUR	(105)	(115)	1
USD/EUR	CIT	12/18/19	EUR	(71)	(78)	1
USD/EUR	HSB	12/18/19	EUR	(105)	(116)	—
USD/EUR	RBC	12/18/19	EUR	(106)	(116)	1
USD/EUR	SCB	12/18/19	EUR	(175)	(192)	3
					936	(13)

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Nasdaq 100 Index Fund
COMMON STOCKS 98.4%
Information Technology 45.1%
Adobe Inc. (a)	173	47,690
Advanced Micro Devices, Inc. (a)	385	11,158
Analog Devices, Inc.	132	14,702
Apple Inc.	1,452	325,114
Applied Materials, Inc.	330	16,451
ASML Holding - ADR	26	6,469
Autodesk, Inc. (a)	78	11,572
Automatic Data Processing, Inc.	154	24,916
Broadcom Inc.	142	39,112
Cadence Design Systems Inc. (a)	99	6,554
Check Point Software Technologies Ltd (a)	54	5,935
Cisco Systems, Inc.	1,524	75,303
Citrix Systems Inc.	47	4,572
Cognizant Technology Solutions Corp. - Class A	197	11,885
Fiserv Inc. (a)	240	24,903
Intel Corp.	1,578	81,324
Intuit Inc.	92	24,535
KLA-Tencor Corp.	57	9,170
Lam Research Corp.	52	11,929
Maxim Integrated Products, Inc.	97	5,640
Microchip Technology Incorporated (b)	85	7,876
Micron Technology Inc. (a)	390	16,709
Microsoft Corp.	2,450	340,627
NetApp, Inc.	88	4,649
NetEase, Inc. - ADR	26	6,861
NVIDIA Corporation	217	37,725
NXP Semiconductors N.V.	117	12,808
Paychex Inc.	128	10,623
Paypal Holdings, Inc. (a)	419	43,391
QUALCOMM Inc.	433	33,001
Skyworks Solutions, Inc.	61	4,849
Symantec Corp.	225	5,309
Synopsys Inc. (a)	54	7,354
Texas Instruments Incorporated	332	42,877
Western Digital Corp.	103	6,133
Workday, Inc. - Class A (a)	58	9,798
Xilinx Inc.	90	8,595
		1,358,119
Communication Services 21.2%
Activision Blizzard, Inc.	273	14,426
Alphabet Inc. - Class A (a)	99	120,613
Alphabet Inc. - Class C (a)	112	136,888
Baidu, Inc. - Class A - ADR (a)	99	10,143
Charter Communications, Inc. - Class A (a)	79	32,529
Comcast Corporation - Class A	1,615	72,788
Electronic Arts Inc. (a)	106	10,390
Facebook, Inc. - Class A (a)	779	138,729
Fox Corporation - Class A	121	3,822
Fox Corporation - Class B	94	2,951
Liberty Global PLC - Class A (a)	71	1,748
Liberty Global PLC - Class C (a)	188	4,466
Netflix, Inc. (a)	156	41,712
Sirius XM Holdings Inc. (b)	1,589	9,938
Take-Two Interactive Software Inc. (a)	40	5,018
T-Mobile US Inc. (a)	304	23,947
VeriSign, Inc. (a)	42	8,016
		638,124
Consumer Discretionary 15.7%
Amazon.com, Inc. (a)	159	275,466
Booking Holdings Inc. (a)	15	29,753
Ctrip Computer Technology (Shanghai) Co., Ltd - ADR (a)	174	5,102
Dollar Tree Inc. (a)	85	9,714
eBay Inc.	300	11,677
Expedia Group, Inc.	48	6,433
Hasbro Inc.	44	5,281
JD.com, Inc. - Class A - ADR (a)	330	9,324
Lululemon Athletica Inc. (a)	44	8,420
Marriott International Inc. - Class A	118	14,741
	Shares/Par[1]	Value ($)
MercadoLibre S.R.L (a)	17	9,675
O'Reilly Automotive, Inc. (a)	28	11,068
Ross Stores Inc.	131	14,419
Starbucks Corp.	428	37,872
Tesla Inc. (a) (b)	63	15,195
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	21	5,267
Wynn Resorts Ltd.	38	4,156
		473,563
Health Care 7.3%
Alexion Pharmaceuticals, Inc. (a)	80	7,822
Align Technology, Inc. (a)	29	5,177
Amgen Inc.	214	41,359
Biogen Inc. (a)	66	15,351
BioMarin Pharmaceutical Inc. (a)	64	4,304
Celgene Corp. (a)	251	24,922
Cerner Corp.	116	7,895
Gilead Sciences Inc.	452	28,649
Henry Schein Inc. (a)	53	3,347
IDEXX Laboratories, Inc. (a)	30	8,244
Illumina, Inc. (a)	52	15,840
Incyte Corporation (a)	77	5,686
Intuitive Surgical, Inc. (a)	41	22,183
Mylan Holdings Ltd. (a)	181	3,586
Regeneron Pharmaceuticals, Inc. (a)	38	10,634
Vertex Pharmaceuticals Incorporated (a)	91	15,442
		220,441
Consumer Staples 6.1%
Costco Wholesale Corporation	157	45,109
Kraft Heinz Foods Company	432	12,064
Mondelez International Inc. - Class A	512	28,309
Monster Beverage 1990 Corporation (a)	192	11,163
PepsiCo Inc.	496	68,026
Walgreens Boots Alliance Inc.	325	17,999
		182,670
Industrials 2.3%
American Airlines Group Inc.	162	4,366
Cintas Corp.	37	9,914
CSX Corp.	285	19,764
Fastenal Co.	202	6,594
JB Hunt Transport Services Inc.	38	4,247
PACCAR Inc.	123	8,600
United Airlines Holdings, Inc. (a)	94	8,343
Verisk Analytics, Inc.	58	9,151
		70,979
Utilities 0.4%
Xcel Energy Inc.	184	11,926
Financials 0.3%
Willis Towers Watson Public Limited Company (b)	46	8,814
Total Common Stocks (cost $2,080,208)		2,964,636
SHORT TERM INVESTMENTS 2.7%
Investment Companies 1.5%
JNL Government Money Market Fund - Institutional Class, 1.86% (c) (d)	46,827	46,827
Securities Lending Collateral 1.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (c) (d)	33,337	33,337
U.S. Treasury Bill 0.1%
Treasury, United States Department of
1.94%, 12/12/19 (e) (f)	2,745	2,735
Total Short Term Investments (cost $82,899)		82,899
Total Investments 101.1% (cost $2,163,107)		3,047,535
Other Derivative Instruments 0.0%		459
Other Assets and Liabilities, Net (1.1)%		(33,885)
Total Net Assets 100.0%		3,014,109

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2019.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

JNL/Mellon Nasdaq 100 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 Stock Index	331	December 2019	52,147	459	(706)

Currency:

AUD- Australian Dollar
CAD- Canadian Dollar
EUR- Euro
GBP- British Pound
JPY- Japanese Yen
USD - United States Dollar

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%	NASDAQ - National Association of Securities Dealers Automated Quotations
ADR - American Depositary Receipt	REIT - Real Estate Investment Trust
ASX - Australian Stock Exchange	SDR - Swedish Depositary Receipt
CDI - Chess Depositary Interest	S&P - Standard & Poor's
CVA - Commanditaire Vennootschap op Aandelen	TSX - Toronto Stock Exchange
FDR - Fiduciary Depositary Receipt	UFJ - United Financial of Japan
FTSE - Financial Times and the London Stock Exchange	U.S. - United States
GDR - Global Depositary Receipt

Counterparty Abbreviations:

BCL - Barclays Capital Inc.	SCB - Standard Chartered Bank
BMO - BMO Capital Markets Corp.	SGA - SG Americas Securities LLC
BOA - Bank of America
CIT - Citibank, Inc.
HSB - HSBC Securities Inc.
RBC - Royal Bank of Canada

1 Rounded par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in unrounded number of contracts.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Short Term Investments in Affiliates

Certain Funds invested in a money market fund managed by Jackson National Asset Management, LLC ("JNAM"). The JNL Government Money Market Fund is offered as a cash management tool to JNL Variable Fund LLC (the “Funds”) and its affiliates and is not available for direct purchase by members of the public. JNAM serves as the investment Adviser and Administrator for the JNL Government Money Market Fund. There was no realized or unrealized gain or loss relating to transactions in these investments during the period ended September 30, 2019. The following table details the investments held during the period ended September 30, 2019.

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/Mellon Communication Services Sector Fund	558	44,628	44,264	15	922	0.6
JNL/Mellon Consumer Discretionary Sector Fund	—	83,401	80,347	31	3,054	0.2
JNL/Mellon Dow Index Fund	11,232	118,872	125,795	209	4,309	0.4
JNL/Mellon Energy Sector Fund	6,558	86,839	91,117	28	2,280	0.2
JNL/Mellon Financial Sector Fund	1,189	100,478	99,760	39	1,907	0.2
JNL/Mellon Healthcare Sector Fund	21,476	199,470	219,425	66	1,521	0.1
JNL/Mellon Information Technology Sector Fund	11,227	223,035	226,884	172	7,378	0.2
JNL/Mellon MSCI World Index Fund	3,632	27,935	28,387	54	3,180	0.9
JNL/Mellon Nasdaq 100 Index Fund	29,299	273,310	255,782	516	46,827	1.6

JNL Securities Lending Collateral Fund. Certain Funds participating in securities lending receive cash collateral daily, invested by JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) in the JNL Securities Lending Collateral Fund, which is an affiliate of the Funds' Adviser. JNAM serves as the Advisor and Administrator for the JNL Securities Lending Collateral Fund. The Funds receive income from the investment in the JNL Securities Lending Collateral Fund, which is aggregated with lending fees and rebates negotiated with the borrower. There was no realized or unrealized gain or loss relating to transactions in the JNL Securities Lending Collateral Fund during the period ended September 30, 2019.

Securities Lending and Securities Lending Collateral. All Funds participate in agency based securities lending programs. JPM Chase and State Street (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. government fixed income – 102%; U.S. equities – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S. government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment. JPM Chase and State Street receive a portion of the earnings from the Funds' securities lending program.

Cash collateral received is invested in the JNL Securities Lending Collateral Fund, a registered government money market fund under the Investment Company Act of 1940, as amended ("1940 Act") and a series of the JNL Investors Series Trust. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The JNL Securities Lending Collateral Fund is only offered to the Funds and other JNAM affiliated funds. The JNL Securities Lending Collateral Fund pays JNAM for investment advisory services.

Security Valuation. Under the Funds' valuation policy and procedures, the Funds’ Board of Managers ("Board" or "Managers") has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Funds and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed material, the Board is promptly notified, in detail, of the fair valuation.

The net asset value ("NAV") of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for equities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, "Fair Value Measurement". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Level 2 includes securities subject to corporate actions, international equity securities priced by an independent statistical fair value pricing service or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares current day prices with prior day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities as of September 30, 2019 by valuation level. For Funds with significant Level 1 and Level 2 investments in common stock, additional detail regarding the sector or country, as applicable, is disclosed.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Communication Services Sector Fund
Assets - Securities
Common Stocks	149,763	—	—	149,763
Short Term Investments	4,681	80	—	4,761
	154,444	80	—	154,524

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Communication Services Sector Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(3)	—	—	(3)
	(3)	—	—	(3)
JNL/Mellon Consumer Discretionary Sector Fund
Assets - Securities
Common Stocks	1,279,090	—	—	1,279,090
Rights	—	—	1	1
Short Term Investments	38,429	204	—	38,633
	1,317,519	204	1	1,317,724
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(28)	—	—	(28)
	(28)	—	—	(28)
JNL/Mellon Dow Index Fund
Assets - Securities
Common Stocks	959,379	—	—	959,379
Short Term Investments	4,309	319	—	4,628
	963,688	319	—	964,007
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(27)	—	—	(27)
	(27)	—	—	(27)
JNL/Mellon Energy Sector Fund
Assets - Securities
Common Stocks	1,052,902	—	—	1,052,902
Short Term Investments	16,671	294	—	16,965
	1,069,573	294	—	1,069,867
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(57)	—	—	(57)
	(57)	—	—	(57)
JNL/Mellon Financial Sector Fund
Assets - Securities
Common Stocks	1,242,195	—	—	1,242,195
Rights	—	—	3	3
Short Term Investments	13,345	374	—	13,719
	1,255,540	374	3	1,255,917
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(54)	—	—	(54)
	(54)	—	—	(54)
JNL/Mellon Healthcare Sector Fund
Assets - Securities
Common Stocks	3,000,992	—	—	3,000,992
Short Term Investments	42,316	284	—	42,600
	3,043,308	284	—	3,043,592
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(86)	—	—	(86)
	(86)	—	—	(86)
JNL/Mellon Information Technology Sector Fund
Assets - Securities
Common Stocks	3,063,176	—	—	3,063,176
Short Term Investments	22,992	603	—	23,595
	3,086,168	603	—	3,086,771
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(26)	—	—	(26)
	(26)	—	—	(26)
JNL/Mellon MSCI World Index Fund
Assets - Securities
Common Stocks	228,556	110,621	—	339,177
Preferred Stocks	732	—	—	732
Rights	—	—	—	—
Short Term Investments	5,877	239	—	6,116
	235,165	110,860	—	346,025
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	17	—	—	17
Open Forward Foreign Currency Contracts	—	6	—	6
	17	6	—	23
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(22)	—	—	(22)
Open Forward Foreign Currency Contracts	—	(19)	—	(19)
	(22)	(19)	—	(41)

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Nasdaq 100 Index Fund
Assets - Securities
Common Stocks	2,964,636	—	—	2,964,636
Short Term Investments	80,164	2,735	—	82,899
	3,044,800	2,735	—	3,047,535
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(706)	—	—	(706)
	(706)	—	—	(706)

1Investments in Other Financial Instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. There were no significant transfers into or out of Level 3 during the period ended September 30, 2019. There were no significant Level 3 valuations for which unobservable valuation inputs were developed at September 30, 2019.

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the Funds' most recent annual or semi-annual report.